UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: October 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2017

MFS® GLOBAL HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

10/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 35.8%
Aerospace - 0.4%
TA Aerospace, 3.625%, 4/15/2023 (n)	EUR	1,225,000	$1,473,704

Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, 5.913%, 12/10/2049		$2,500,000	$155,169
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		1,643,108	262,897
Lehman Brothers Commercial Conduit Mortgage Trust, 0.972%, 2/18/2030 (i)		34,438	0
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)		377,151	3,183

			$421,249
Automotive - 3.0%
Aston Martin Capital Holdings Ltd., 6.5%, 4/15/2022 (n)		$1,455,000	$1,545,938
IHO Verwaltungs GbmH, 3.75%, (3.75% Cash or 4.5% PIK) 9/15/2026 (n)(p)	EUR	1,200,000	1,495,667
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	1,105,000	1,537,317
Jaguar Land Rover PLC, 4.5%, 10/01/2027 (z)		$2,475,000	2,450,300
LKQ Italia Bondco S.p.A., 3.875%, 4/01/2024	EUR	1,055,000	1,358,543
Nemak S.A.B. de C.V., 3.25%, 3/15/2024 (n)	EUR	905,000	1,085,815
Nemak S.A.B. de C.V., 3.25%, 3/15/2024	EUR	530,000	635,892
Schaeffler Finance B.V., 3.25%, 5/15/2025 (n)	EUR	905,000	1,134,782
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$400,000	418,000
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		705,000	740,250

			$12,402,504
Banks & Diversified Financials (Covered Bonds) - 0.3%
CaixaBank S.A., 2.75% to 7/14/2023, FLR to 7/14/2028	EUR	1,100,000	$1,309,865

Broadcasting - 0.6%
United Group B.V., 4.375%, 7/01/2022	EUR	285,000	$348,582
United Group B.V., 4.375%, 7/01/2022 (n)	EUR	1,027,000	1,256,120
WMG Acquisition Corp., 4.125%, 11/01/2024	EUR	550,000	679,364

			$2,284,066
Building - 1.6%
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		$1,464,000	$1,507,920
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		1,355,000	1,392,263
Titan Global Finance PLC, 4.25%, 7/10/2019	EUR	1,125,000	1,385,729
Titan Global Finance PLC, 3.5%, 6/17/2021	EUR	365,000	455,978
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		$1,627,000	1,709,977

			$6,451,867
Business Services - 0.3%
Worldpay Finance PLC, 3.75%, 11/15/2022 (n)	EUR	479,000	$622,324
Worldpay Finance PLC, 3.75%, 11/15/2022	EUR	540,000	701,576

			$1,323,900
Cable TV - 2.9%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$400,000	$421,640
Altice Financing S.A., 7.5%, 5/15/2026 (n)		1,975,000	2,165,094
Altice Finco S.A., 8.125%, 1/15/2024 (n)		278,000	299,578
Cogeco Communications, Inc., 4.875%, 5/01/2020 (n)		1,135,000	1,154,863
Unitymedia Hessen NRW GmbH, 6.25%, 1/15/2029	EUR	1,695,000	2,248,372
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		$200,000	213,080
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,590,000	1,717,200

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		$485,000	$503,285
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,620,000	1,717,605
Ziggo Bond Co. B.V., 3.75%, 1/15/2025	EUR	900,000	1,102,553
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		$265,000	272,619

			$11,815,889
Chemicals - 1.3%
Axalta Coating Systems Dutch Holding B.V., 3.75%, 1/15/2025 (n)	EUR	1,435,000	$1,793,945
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$1,664,000	1,759,680
SPCM S.A., 2.875%, 6/15/2023 (n)	EUR	647,000	772,227
SPCM S.A., 2.875%, 6/15/2023	EUR	720,000	859,356

			$5,185,208
Conglomerates - 0.7%
Colfax Corp., 3.25%, 5/15/2025	EUR	525,000	$640,962
Colfax Corp., 3.25%, 5/15/2025 (n)	EUR	800,000	976,703
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,355,000	1,387,791

			$3,005,456
Construction - 0.3%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2018 (a)(d)(n)		$150,000	$37,875
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2018 (a)(d)		291,000	73,478
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		1,639,000	413,757
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		915,000	227,373
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		415,000	432,638

			$1,185,121
Containers - 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 5/15/2023	EUR	1,260,000	$1,561,304
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$1,601,000	1,619,251

			$3,180,555
Electrical Equipment - 0.4%
Ericsson, Inc., 4.125%, 5/15/2022		$1,415,000	$1,425,088

Emerging Market Quasi-Sovereign - 2.7%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$275,000	$297,000
Gazprom OAO Via Gaz Capital S.A., 4.95%, 3/23/2027		1,398,000	1,431,532
JSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		1,240,000	1,336,110
KazAgro National Management Holding, 4.625%, 5/24/2023		1,400,000	1,414,364
Petrobras Global Finance B.V., 6.25%, 3/17/2024		1,080,000	1,158,138
Petrobras Global Finance B.V., 5.299%, 1/27/2025 (n)		813,000	815,642
Petrobras Global Finance B.V., 5.999%, 1/27/2028 (n)		1,413,000	1,430,663
Petrobras International Finance Co., 6.75%, 1/27/2041		705,000	710,288
SB Capital S.A., 5.125%, 10/29/2022		1,115,000	1,164,060
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		1,272,000	1,437,411

			$11,195,208
Emerging Market Sovereign - 1.1%
Government of Ukraine, 7.75%, 9/01/2024		$853,000	$894,111
Government of Ukraine, 7.375%, 9/25/2032 (n)		500,000	492,936
Republic of Ecuador, 10.5%, 3/24/2020 (n)		1,446,000	1,568,910
Republic of Ecuador, 8.875%, 10/23/2027 (z)		450,000	460,400
Republic of Sri Lanka, 6.125%, 6/03/2025		1,143,000	1,219,693

			$4,636,050

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - 0.0%
Afren PLC, 6.625%, 12/09/2020 (a)(d)(n)		$528,000	$95
Afren PLC, 11.5%, 2/01/2018 (a)(d)(n)		1,000,000	180

			$275
Energy - Integrated - 0.4%
Inkia Energy Ltd., 8.375%, 4/04/2021		$1,597,000	$1,640,518

Engineering - Construction - 0.4%
Spie S.A., 3.125%, 3/22/2024	EUR	1,200,000	$1,463,168

Financial Institutions - 1.0%
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	1,305,000	$1,798,405
Intrum Justitia AB, 3.125%, 7/15/2024 (n)	EUR	1,350,000	1,613,560
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		$715,000	741,813

			$4,153,778
Food & Beverages - 1.3%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$1,575,000	$1,662,948
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		570,000	587,813
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		979,000	999,070
JBS Investments GmbH, 7.25%, 4/03/2024		538,000	531,275
Marb Bondco PLC, 7%, 3/15/2024 (n)		1,571,000	1,582,783

			$5,363,889
Gaming & Lodging - 0.8%
Cirsa Funding Luxembourg S.A., 5.875%, 5/15/2023	EUR	1,350,000	$1,653,141
Great Canadian Gaming Corp., 6.625%, 7/25/2022 (n)	CAD	1,375,000	1,103,101
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)		$655,000	665,677

			$3,421,919
International Market Quasi-Sovereign - 0.4%
Electricite de France S.A., 5.375% to 1/29/2025, FLR to 12/31/2049	EUR	1,100,000	$1,483,166

Machinery & Tools - 0.2%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$620,000	$659,711

Major Banks - 1.2%
Barclays PLC, 8% to 12/15/2020, FLR to 12/31/2049	EUR	1,445,000	$1,950,418
Royal Bank of Scotland Group PLC, 6%, 12/19/2023		$1,850,000	2,061,241
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/31/2049		710,000	796,975

			$4,808,634
Medical & Health Technology & Services - 0.2%
Quintiles IMS Holdings, Inc., 3.25%, 3/15/2025 (n)	EUR	645,000	$777,737

Metals & Mining - 1.7%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)		$2,540,000	$2,685,026
Bluescope Steel Finance Ltd./Bluescope Steel, 6.5%, 5/15/2021 (n)		825,000	862,125
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		200,000	211,500
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		205,000	224,243
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		150,000	156,015
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		150,000	162,375
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		405,000	418,163
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		1,315,000	1,305,795
Polyus Gold International Ltd., 5.25%, 2/07/2023 (n)		1,050,000	1,100,505

			$7,125,747

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - 0.6%
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		$2,240,000	$2,413,600

Oil Services - 0.3%
GeoPark Ltd., 6.5%, 9/21/2024 (n)		$1,245,000	$1,276,748

Other Banks & Diversified Financials - 0.3%
Kazkommertsbank JSC, 5.5%, 12/21/2022		$1,400,000	$1,391,250

Pharmaceuticals - 0.8%
Catalent Pharma Solutions, Inc., 4.75%, 12/15/2024 (n)	EUR	545,000	$685,062
Catalent Pharma Solutions, Inc., 4.75%, 12/15/2024	EUR	550,000	691,347
Grifols S.A., 3.2%, 5/01/2025 (n)	EUR	1,680,000	1,986,302

			$3,362,711
Pollution Control - 0.6%
Aegea Finance, 5.75%, 10/10/2024 (n)		$1,104,000	$1,134,029
Paprec Holding S.A., 5.25%, 4/01/2022 (n)	EUR	920,000	1,117,208

			$2,251,237
Railroad & Shipping - 0.4%
Rumo Luxembourg Sarl, “A”, 7.375%, 2/09/2024 (n)		$1,580,000	$1,721,410

Restaurants - 0.4%
Stonegate Pub Co. Financing PLC, 4.875%, 3/15/2022 (n)	GBP	1,085,000	$1,455,459

Retailers - 1.4%
3AB Optique Developpement S.A.S, 4%, 10/01/2023 (z)	EUR	1,100,000	$1,303,886
AA Bond Co. Ltd., 5.5%, 7/31/2022 (n)	GBP	545,000	744,833
AA Bond Co. Ltd., 5.5%, 7/31/2022	GBP	220,000	300,667
Dufry Finance S.C.A., 4.5%, 8/01/2023	EUR	1,080,000	1,336,665
Kirk Beauty Zero GmbH, 6.25%, 7/15/2022 (n)	EUR	600,000	747,904
Maxeda DIY Holding B.V., 6.125%, 7/15/2022 (n)	EUR	949,000	1,165,411
Parfümerie Douglas GmbH, 6.25%, 7/15/2022	EUR	100,000	124,651

			$5,724,017
Supermarkets - 1.1%
Casino Guichard Perrachon S.A., 4.87% to 1/31/2019, FLR to 12/31/2049	EUR	1,200,000	$1,440,593
Evrotorg LLC, 8.75%, 10/30/2022 (z)		$1,147,000	1,156,543
Tesco PLC, 6.15%, 11/15/2037 (n)		1,770,000	1,915,666

			$4,512,802
Telecommunications - Wireless - 1.8%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$1,130,000	$1,196,388
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		200,000	217,000
Digicel Group Ltd., 6.75%, 3/01/2023		341,000	336,587
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		400,000	394,824
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		1,686,000	1,694,599
VimpelCom Ltd., 5.95%, 2/13/2023 (n)		1,550,000	1,678,666
Wind Tre S.p.A., 3.125%, 1/20/2025 (n)	EUR	1,410,000	1,647,366

			$7,165,430
Transportation - Services - 1.5%
Europcar Groupe S.A., 5.75%, 6/15/2022	EUR	1,080,000	$1,327,859
Heathrow Finance PLC, 3.875%, 3/01/2027	GBP	1,240,000	1,631,058
JSL Europe S.A., 7.75%, 7/26/2024 (n)		$914,000	972,268

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Transportation - Services - continued
Navios South American Logistics, Inc., 7.25%, 5/01/2022		$335,000	$328,300
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		990,000	970,200
Topaz Marine S.A., 9.125%, 7/26/2022		200,000	202,005
Topaz Marine S.A., 9.125%, 7/26/2022 (n)		773,000	780,750

			$6,212,440
Utilities - Electric Power - 2.5%
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		$1,050,000	$1,084,125
Drax Finco PLC, 4.25%, 5/01/2022	GBP	210,000	288,757
Drax Finco PLC, 4.25%, 5/01/2022 (n)	GBP	945,000	1,299,407
Enel S.p.A., 8.75% to 9/24/2023, FLR to 9/24/2073 (n)		$955,000	1,179,425
Genneia S.A., 8.75%, 1/20/2022		1,084,000	1,202,622
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		1,749,000	1,777,421
Stoneway Capital Corp., 10%, 3/01/2027 (n)		1,261,000	1,330,355
TerraForm Global Operating LLC, 9.75%, 8/15/2022 (n)		1,730,000	1,915,975

			$10,078,087
Total Bonds			$145,759,463

Common Stocks - 0.1%
Energy - Independent - 0.1%
Frontera Energy Corp. (a)		13,255	$396,301

Investment Companies (h) - 64.2%
Bond Funds - 62.5%
MFS High Yield Pooled Portfolio (v)		27,050,052	$254,811,490

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 1.13% (v)		6,816,323	$6,816,323
Total Investment Companies			$261,627,813

Other Assets, Less Liabilities - (0.1)%			(368,095)
Net Assets - 100.0%			$407,415,482

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $261,627,813 and $146,155,764, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $89,696,173, representing 22.0% of net assets.
(p)	Payment-in-kind security.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
3AB Optique Developpement S.A.S, 4%, 10/01/2023	10/09/17	$1,306,417	$1,303,886
Evrotorg LLC, 8.75%, 10/30/2022	10/18/17	1,152,995	1,156,543
Jaguar Land Rover PLC, 4.5%, 10/01/2027	10/04/17	2,475,000	2,450,300
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	10/06/17	1,694	3,183
Republic of Ecuador, 8.875%, 10/23/2027	10/19/17	455,616	460,400
Total Restricted Securities			$5,374,312
% of Net assets			1.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interet rate resets periodically based on the parentheticaly disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
JSC	Joint Stock Company
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 10/31/17

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	3,822,000	USD	5,059,724	JPMorgan Chase Bank	1/12/2018	$28,373
USD	480,809	EUR	404,067	Brown Brothers Harriman	1/12/2018	8,106
USD	550,524	CAD	687,500	Citibank	1/12/2018	17,210
USD	1,663,686	EUR	1,409,790	Citibank	1/12/2018	14,424
USD	1,817,715	EUR	1,533,456	Goldman Sachs International	1/12/2018	23,780
USD	48,382,615	EUR	40,779,614	JPMorgan Chase Bank	1/12/2018	676,006
USD	550,414	CAD	687,500	Merrill Lynch International	1/12/2018	17,100

						$784,999

Liability Derivatives
EUR	1,384,491	USD	1,633,874	Brown Brothers Harriman	1/12/2018	$(14,207)
EUR	3,008	USD	3,577	Goldman Sachs International	1/12/2018	(58)
EUR	2,654,000	USD	3,157,026	JPMorgan Chase Bank	1/12/2018	(52,206)
USD	13,463,839	GBP	10,162,139	Barclays London	1/12/2018	(64,668)
USD	473,032	GBP	357,076	Brown Brothers Harriman	1/12/2018	(2,330)
USD	233,307	GBP	176,611	Goldman Sachs International	1/12/2018	(1,810)

						$(135,279)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

10/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

7

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$396,301	$—	$—	$396,301
Non-U.S. Sovereign Debt	—	17,314,423	—	17,314,423
U.S. Corporate Bonds	—	9,719,772	—	9,719,772
Commercial Mortgage-Backed Securities	—	158,352	—	158,352
Asset-Backed Securities (including CDOs)	—	262,897	—	262,897
Foreign Bonds	—	118,304,019	—	118,304,019
Mutual Funds	261,627,813	—	—	261,627,813
Total	$262,024,114	$145,759,463	$—	$407,783,577

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$784,999	$—	$784,999
Forward Foreign Currency Exchange Contracts – Liabilities	—	(135,279)	—	(135,279)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio		30,764,069	2,664,244	(6,378,261)	27,050,052
MFS Institutional Money Market Portfolio		6,785,401	91,371,661	(91,340,739)	6,816,323

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(1,826,280)	$44,076,969	$—	$11,594,901	$254,811,490
MFS Institutional Money Market Portfolio	506	(5)	—	36,283	6,816,323

	$(1,825,774)	$44,076,964	$—	$11,631,184	$261,627,813

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2017, are as follows:

United States	56.2%
United Kingdom	6.6%
Canada	4.0%
Brazil	3.2%
Germany	2.9%
France	2.8%
Luxembourg	2.0%
Mexico	1.7%
Italy	1.7%
Other Countries	18.9%

This issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

8

QUARTERLY REPORT

October 31, 2017

MFS® HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 94.3%
Aerospace - 1.6%
Dae Funding LLC, 5%, 8/01/2024 (n)	$7,810,000	$7,975,963
KLX, Inc., 5.875%, 12/01/2022 (n)	7,365,000	7,705,631
TransDigm, Inc., 6%, 7/15/2022	1,595,000	1,654,813
TransDigm, Inc., 6.5%, 7/15/2024	4,015,000	4,145,488
TransDigm, Inc., 6.375%, 6/15/2026	4,610,000	4,690,675

		$26,172,570
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, 5.742%, 12/10/2049	$2,948,120	$182,983
CWCapital Cobalt Ltd., CDO, “F”, FLR, 2.671%, (0% cash or 2.671% PIK), (LIBOR-3mo. + 1.3%), 4/26/2050 (a)(p)(z)	697,870	419
CWCapital Cobalt Ltd., CDO, “G”, FLR, 2.871%, (0% cash or 2.871% PIK), (LIBOR-3mo. + 1.5%), 4/26/2050 (a)(p)(z)	2,212,153	221
Lehman Brothers Commercial Conduit Mortgage Trust, 0.972%, 2/18/2030 (i)	243,593	2
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)	1,798,128	15,176

		$198,801
Automotive - 1.7%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$10,828,000	$11,288,190
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.50% PIK) 9/15/2026 (n)(p)	7,240,000	7,384,800
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	4,445,000	4,645,025
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	4,005,000	4,205,250

		$27,523,265
Broadcasting - 2.9%
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	$1,810,000	$1,868,825
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	6,030,000	6,241,050
E. W. Scripps Co., 5.125%, 5/15/2025 (n)	4,950,000	5,086,125
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	4,800,000	5,352,000
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	1,490,000	1,639,000
Match Group, Inc., 6.375%, 6/01/2024	5,210,000	5,659,363
Netflix, Inc., 5.875%, 2/15/2025	9,445,000	10,196,816
Netflix, Inc., 4.375%, 11/15/2026 (n)	2,735,000	2,682,009
WMG Acquisition Corp., 5%, 8/01/2023 (n)	1,780,000	1,851,200
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	6,050,000	6,231,500

		$46,807,888
Building - 3.9%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$5,605,000	$5,955,313
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	4,280,000	4,332,216
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	6,270,000	6,740,250
Gibraltar Industries, Inc., 6.25%, 2/01/2021	4,755,000	4,879,819
HD Supply, Inc., 5.75%, 4/15/2024 (n)	6,600,000	7,119,750
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	6,325,000	6,846,813
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	4,860,000	5,115,150
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	4,915,000	5,184,834
Standard Industries, Inc., 6%, 10/15/2025 (n)	6,525,000	7,055,156
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	8,450,000	8,766,875
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)	1,685,000	1,706,063

		$63,702,239
Business Services - 2.9%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$6,170,000	$6,385,950
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	2,975,000	3,034,500
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	4,380,000	4,588,050

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Business Services - continued
CDK Global, Inc., 4.875%, 6/01/2027 (n)	$9,680,000	$10,091,400
Equinix, Inc., 5.375%, 1/01/2022	1,620,000	1,692,625
Equinix, Inc., 5.375%, 4/01/2023	3,135,000	3,236,888
Equinix, Inc., 5.75%, 1/01/2025	2,525,000	2,708,063
Equinix, Inc., 5.875%, 1/15/2026	3,720,000	4,031,550
First Data Corp., 5%, 1/15/2024 (n)	11,465,000	11,909,269

		$47,678,295
Cable TV - 7.1%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$9,260,000	$9,760,966
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	5,510,000	5,730,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/2022	500,000	515,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	7,695,000	8,022,038
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	9,195,000	9,551,306
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,425,000	1,478,438
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	5,490,000	5,739,795
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	9,315,000	9,594,450
DISH DBS Corp., 5%, 3/15/2023	2,975,000	2,878,313
DISH DBS Corp., 5.875%, 11/15/2024	4,735,000	4,729,081
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	3,550,000	3,026,375
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	1,215,000	1,287,900
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,635,000	2,746,988
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,750,000	2,818,750
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	7,865,000	8,395,888
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,785,000	2,934,694
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	3,811,500	3,916,316
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	7,195,000	7,665,553
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,535,000	1,657,800
Videotron Ltd., 5.125%, 4/15/2027 (n)	9,720,000	10,218,150
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,125,000	1,161,563
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	4,450,000	4,617,765
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	7,210,000	7,417,288

		$115,864,817
Chemicals - 2.1%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$6,320,000	$6,604,400
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	4,769,000	5,043,218
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	7,203,000	8,067,360
SPCM S.A., 4.875%, 9/15/2025 (n)	7,915,000	8,132,663
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	3,830,000	4,016,713
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	1,458,000	1,567,350

		$33,431,704
Computer Software - 1.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$4,680,000	$5,215,271
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	5,440,000	5,697,191
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)	6,025,000	6,401,563
VeriSign, Inc., 4.625%, 5/01/2023	5,800,000	5,981,250
VeriSign, Inc., 5.25%, 4/01/2025	1,950,000	2,115,750
Verisign, Inc., 4.75%, 7/15/2027	1,735,000	1,787,050

		$27,198,075
Computer Software - Systems - 1.9%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$2,940,000	$3,256,050
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	1,690,000	1,772,388

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - continued
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	$6,575,000	$6,838,000
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	7,285,000	7,640,799
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	5,335,000	5,635,094
Western Digital Corp., 10.5%, 4/01/2024	5,390,000	6,325,165

		$31,467,496
Conglomerates - 3.6%
Amsted Industries Co., 5%, 3/15/2022 (n)	$9,170,000	$9,468,025
EnerSys, 5%, 4/30/2023 (n)	10,885,000	11,415,644
Enpro Industries, Inc., 5.875%, 9/15/2022 (n)	885,000	925,931
Enpro Industries, Inc., 5.875%, 9/15/2022	6,525,000	6,826,781
Entegris, Inc., 6%, 4/01/2022 (n)	7,437,000	7,771,665
Gates Global LLC, 6%, 7/15/2022 (n)	6,945,000	7,144,669
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	6,505,000	6,879,038
TriMas Corp., 4.875%, 10/15/2025 (n)	7,470,000	7,554,038

		$57,985,791
Construction - 0.4%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$2,555,000	$644,996
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	1,546,000	384,173
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	5,690,000	5,931,825

		$6,960,994
Consumer Products - 0.8%
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	$4,920,000	$5,072,215
Spectrum Brands, Inc., 6.125%, 12/15/2024	710,000	758,138
Spectrum Brands, Inc., 5.75%, 7/15/2025	6,720,000	7,137,850

		$12,968,203
Consumer Services - 2.3%
ADT Corp., 6.25%, 10/15/2021	$6,485,000	$7,174,874
Interval Acquisition Corp., 5.625%, 4/15/2023	9,860,000	10,303,700
Monitronics International, Inc., 9.125%, 4/01/2020	5,385,000	4,671,488
Service Corp. International, 5.375%, 5/15/2024	3,295,000	3,476,225
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	5,895,000	6,071,850
West Corp., 8.5%, 10/15/2025 (n)	5,095,000	4,948,519

		$36,646,656
Containers - 4.0%
Berry Global Group, Inc., 5.5%, 5/15/2022	$5,470,000	$5,675,125
Berry Global Group, Inc., 6%, 10/15/2022	4,140,000	4,383,225
Berry Global Group, Inc., 5.125%, 7/15/2023	1,400,000	1,470,000
Crown American LLC, 4.5%, 1/15/2023	5,430,000	5,653,173
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	3,805,000	3,805,000
Multi-Color Corp., 6.125%, 12/01/2022 (n)	7,761,000	8,090,843
Multi-Color Corp., 4.875%, 11/01/2025 (n)	965,000	974,650
Reynolds Group, 5.75%, 10/15/2020	2,760,000	2,808,328
Reynolds Group, 5.125%, 7/15/2023 (n)	4,330,000	4,507,963
Reynolds Group, 7%, 7/15/2024 (n)	4,570,000	4,878,475
Sealed Air Corp., 4.875%, 12/01/2022 (n)	6,300,000	6,678,000
Sealed Air Corp., 5.125%, 12/01/2024 (n)	1,355,000	1,453,238
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,445,000	1,593,113
Signode Industrial Group, 6.375%, 5/01/2022 (n)	3,985,000	4,139,419
Silgan Holdings, Inc., 5.5%, 2/01/2022	615,000	631,913
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	7,245,000	7,444,238

		$64,186,703

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - 0.5%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)	$1,705,000	$1,775,331
CommScope Technologies LLC, 5%, 3/15/2027 (n)	6,290,000	6,124,888

		$7,900,219
Electronics - 0.6%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$3,945,000	$4,378,950
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,630,000	4,907,800

		$9,286,750
Emerging Market Quasi-Sovereign - 0.7%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$4,390,000	$4,741,200
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	6,280,000	6,452,700

		$11,193,900
Energy - Independent - 6.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)	$7,780,000	$8,480,200
Consol Energy, Inc., 5.875%, 4/15/2022	3,230,000	3,294,600
Consol Energy, Inc., 8%, 4/01/2023	5,670,000	6,066,900
Continental Resources, Inc., 4.5%, 4/15/2023	11,475,000	11,618,432
Crownrock LP/Crownrock Finance Inc., 5.625%, 10/15/2025 (n)	7,210,000	7,320,890
Diamondback Energy, Inc., 5.375%, 5/31/2025	7,400,000	7,686,750
Gulfport Energy Corp., 6%, 10/15/2024	5,465,000	5,465,000
Gulfport Energy Corp., 6.375%, 5/15/2025	3,355,000	3,405,325
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	8,265,000	8,528,488
PDC Energy, Inc., 6.125%, 9/15/2024	8,955,000	9,346,781
QEP Resources, Inc., 5.25%, 5/01/2023	7,730,000	7,633,375
Seven Generations Energy, 6.75%, 5/01/2023 (n)	6,585,000	6,996,563
Seven Generations Energy, 5.375%, 9/30/2025 (n)	3,620,000	3,656,200
SM Energy Co., 6.75%, 9/15/2026	8,790,000	9,020,738
Whiting Petroleum Corp., 6.25%, 4/01/2023	6,250,000	6,234,375

		$104,754,617
Entertainment - 1.8%
Cedar Fair LP, 5.375%, 6/01/2024	$2,955,000	$3,110,138
Cedar Fair LP, 5.375%, 4/15/2027 (n)	3,705,000	3,913,406
Cinemark USA, Inc., 5.125%, 12/15/2022	3,830,000	3,925,750
Cinemark USA, Inc., 4.875%, 6/01/2023	5,350,000	5,450,313
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	11,915,000	12,257,556

		$28,657,163
Financial Institutions - 2.5%
Aircastle Ltd., 5.125%, 3/15/2021	$1,050,000	$1,114,313
Aircastle Ltd., 5.5%, 2/15/2022	4,465,000	4,799,875
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	3,450,000	3,458,625
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	7,280,000	7,443,800
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	2,230,000	2,263,450
Navient Corp., 7.25%, 1/25/2022	5,260,000	5,707,100
Navient Corp., 7.25%, 9/25/2023	2,395,000	2,594,084
Navient Corp., 6.125%, 3/25/2024	2,246,000	2,304,958
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	10,005,000	10,380,188

		$40,066,393
Food & Beverages - 2.9%
Aramark Services, Inc., 4.75%, 6/01/2026	$5,980,000	$6,254,960
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	7,230,000	7,455,938

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	$6,375,000	$6,263,438
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	4,555,000	4,759,975
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	2,420,000	2,544,025
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	5,365,000	5,579,600
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	6,640,000	7,071,600
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	7,405,000	7,821,531

		$47,751,067
Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (d)(n)	$2,155,000	$797,350

Gaming & Lodging - 2.7%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$5,755,000	$5,985,200
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	5,905,000	6,421,688
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	730,000	790,225
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	7,070,000	7,290,938
MGM Resorts International, 6.625%, 12/15/2021	5,660,000	6,325,050
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	6,215,000	6,370,375
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	3,270,000	3,376,275
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	2,925,000	2,972,678
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	3,575,000	3,622,262

		$43,154,691
Industrial - 0.5%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$7,980,000	$8,259,300

Insurance - 0.1%
AssuredPartners, Inc., 7%, 8/15/2025 (z)	$1,810,000	$1,886,925

Insurance - Health - 0.5%
Centene Corp., 5.625%, 2/15/2021	$2,805,000	$2,910,188
Centene Corp., 6.125%, 2/15/2024	4,440,000	4,773,000

		$7,683,188
Machinery & Tools - 0.9%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$5,925,000	$6,304,496
CNH Industrial Capital LLC, 4.375%, 11/06/2020	7,905,000	8,287,997

		$14,592,493
Major Banks - 1.2%
Bank of America Corp., 6.1% to 3/17/2025, FLR to 12/31/2049	$5,175,000	$5,776,594
JPMorgan Chase & Co., 6% to 8/01/2023, FLR to 12/31/2049	4,700,000	5,181,750
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/31/2049	7,030,000	7,891,175

		$18,849,519
Medical & Health Technology & Services - 5.6%
AmSurg Corp., 5.625%, 7/15/2022	$4,775,000	$4,858,563
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	5,470,000	3,958,913
DaVita, Inc., 5.125%, 7/15/2024	1,645,000	1,649,113
DaVita, Inc., 5%, 5/01/2025	7,235,000	7,126,475
Envision Healthcare Corp., 6.25%, 12/01/2024 (n)	1,890,000	1,963,238
HCA, Inc., 7.5%, 2/15/2022	6,000,000	6,810,000
HCA, Inc., 5.875%, 3/15/2022	3,960,000	4,336,200
HCA, Inc., 5%, 3/15/2024	9,510,000	10,021,136
HCA, Inc., 5.375%, 2/01/2025	6,210,000	6,404,063

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
HealthSouth Corp., 5.125%, 3/15/2023	$5,825,000	$5,941,500
HealthSouth Corp., 5.75%, 11/01/2024	4,835,000	4,949,831
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	5,965,000	6,337,813
Quorum Health Corp., 11.625%, 4/15/2023	5,485,000	5,018,775
Tenet Healthcare Corp., 8.125%, 4/01/2022	6,080,000	6,110,400
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)	5,255,000	5,117,056
Universal Health Services, Inc., 7.625%, 8/15/2020	6,165,000	6,242,063
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	4,330,000	4,389,538

		$91,234,677
Medical Equipment - 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$5,230,000	$5,458,813
Teleflex, Inc., 5.25%, 6/15/2024	4,885,000	5,165,888
Teleflex, Inc., 4.875%, 6/01/2026	2,535,000	2,661,750

		$13,286,451
Metals & Mining - 5.5%
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	$3,565,000	$3,698,688
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	5,865,000	6,202,238
Freeport-McMoRan, Inc., 6.5%, 11/15/2020	825,000	840,469
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	9,631,000	10,535,062
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	2,725,000	2,680,719
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	2,580,000	2,515,500
GrafTech International Co., 6.375%, 11/15/2020	5,035,000	4,953,181
Kaiser Aluminum Corp., 5.875%, 5/15/2024	7,785,000	8,378,606
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	4,620,000	4,677,750
Kinross Gold Corp., 5.125%, 9/01/2021	2,085,000	2,215,313
Kinross Gold Corp., 5.95%, 3/15/2024	3,430,000	3,807,300
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	1,910,000	1,986,591
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	2,870,000	3,106,775
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	6,295,000	6,499,588
Novelis Corp., 5.875%, 9/30/2026 (n)	9,040,000	9,316,805
Steel Dynamics, Inc., 5.125%, 10/01/2021	1,670,000	1,713,838
Steel Dynamics, Inc., 5.25%, 4/15/2023	2,110,000	2,178,575
Steel Dynamics, Inc., 5.5%, 10/01/2024	4,330,000	4,635,265
Steel Dynamics, Inc., 4.125%, 9/15/2025 (n)	2,975,000	2,982,438
Suncoke Energy, Inc., 7.625%, 8/01/2019	600,000	597,750
TMS International Corp., 7.25%, 8/15/2025 (n)	5,340,000	5,566,950

		$89,089,401
Midstream - 4.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$9,165,000	$9,554,513
DCP Midstream LP, 4.95%, 4/01/2022	2,731,000	2,833,413
DCP Midstream LP, 5.6%, 4/01/2044	1,805,000	1,723,775
DCP Midstream LP, 3.875%, 3/15/2023	4,405,000	4,371,963
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,095,000	7,829,226
Plains All American Pipeline LP, 6.125% to 11/15/2022, FLR to 12/31/2049	7,405,000	7,547,917
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	6,320,000	7,019,823
Tallgrass Energy GP, LP, 5.5%, 1/15/2028 (n)	11,985,000	12,299,606
Targa Resources Partners LP, 5.375%, 2/01/2027	11,850,000	12,309,188
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	2,670,000	2,696,700
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	5,640,000	5,802,150

		$73,988,274

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - 1.7%
CenturyLink, Inc., 6.45%, 6/15/2021	$2,890,000	$3,049,268
CenturyLink, Inc., 7.65%, 3/15/2042	3,305,000	3,015,813
Telecom Italia Capital, 6%, 9/30/2034	1,515,000	1,697,300
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	8,385,000	9,034,838
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	3,025,000	3,255,989
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	7,380,000	7,776,675

		$27,829,883
Oil Services - 1.1%
Bristow Group, Inc., 6.25%, 10/15/2022	$4,055,000	$2,894,256
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	2,185,000	2,337,950
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	6,775,000	5,691,000
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	6,420,000	6,243,450

		$17,166,656
Pharmaceuticals - 0.7%
Endo Finance Co., 5.75%, 1/15/2022 (n)	$3,550,000	$3,106,250
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	3,660,000	3,582,225
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	5,195,000	4,363,800

		$11,052,275
Precious Metals & Minerals - 0.3%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$5,170,000	$5,144,150

Printing & Publishing - 0.8%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$8,225,000	$8,471,750
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	5,025,000	5,288,813

		$13,760,563
Real Estate - Healthcare - 0.8%
MPT Operating Partnership LP/MPT Financial Co., 5%, 10/15/2027	$6,870,000	$7,058,925
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	6,355,000	6,616,699

		$13,675,624
Real Estate - Other - 1.4%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027 (n)	$1,775,000	$1,897,031
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)	8,580,000	8,998,275
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	5,810,000	6,006,088
Starwood Property Trust, Inc., 5%, 12/15/2021	5,980,000	6,264,050

		$23,165,444
Restaurants - 0.8%
Golden Nugget, Inc., 6.75%, 10/15/2024 (z)	$5,455,000	$5,550,463
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	7,080,000	7,523,562

		$13,074,025
Retailers - 1.2%
Dollar Tree, Inc., 5.75%, 3/01/2023	$6,705,000	$7,031,869
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	1,930,000	1,983,075
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	6,220,000	6,398,825
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	4,925,000	4,888,063

		$20,301,832
Specialty Chemicals - 1.6%
A Schulman, Inc., 6.875%, 6/01/2023	$8,460,000	$8,914,725
Koppers, Inc., 6%, 2/15/2025 (n)	6,615,000	7,094,588

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Chemicals - continued
Univar USA, Inc., 6.75%, 7/15/2023 (n)	$9,100,000	$9,577,750

		$25,587,063
Specialty Stores - 0.7%
Group 1 Automotive, Inc., 5%, 6/01/2022	$7,195,000	$7,426,679
PetSmart, Inc., 7.125%, 3/15/2023 (n)	5,685,000	4,334,813

		$11,761,492
Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$7,130,000	$6,702,200

Telecommunications - Wireless - 4.3%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$3,990,000	$4,224,413
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	5,945,000	6,450,325
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	2,189,000	2,063,133
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	7,337,000	7,242,059
SBA Communications Corp., REIT, 4%, 10/01/2022 (n)	7,520,000	7,632,800
SBA Communications Corp., REIT, 4.875%, 9/01/2024	1,590,000	1,633,725
Sprint Capital Corp., 6.875%, 11/15/2028	4,245,000	4,528,884
Sprint Corp., 7.875%, 9/15/2023	3,980,000	4,447,650
Sprint Corp., 7.125%, 6/15/2024	9,860,000	10,658,068
Sprint Nextel Corp., 6%, 11/15/2022	4,350,000	4,567,500
T-Mobile USA, Inc., 6.125%, 1/15/2022	1,065,000	1,107,600
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,830,000	3,021,025
T-Mobile USA, Inc., 5.125%, 4/15/2025	3,825,000	4,005,540
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,610,000	3,993,996
T-Mobile USA, Inc., 5.375%, 4/15/2027	3,255,000	3,523,538

		$69,100,256
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$3,305,000	$3,433,069
Level 3 Financing, Inc., 5.375%, 5/01/2025	5,385,000	5,627,325

		$9,060,394
Transportation - Services - 0.5%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$2,950,000	$2,419,000
Navios South American Logistics, Inc., 7.25%, 5/01/2022	2,610,000	2,557,800
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,600,000	2,970,000

		$7,946,800
Utilities - Electric Power - 2.6%
Calpine Corp., 5.5%, 2/01/2024	$4,015,000	$3,844,363
Calpine Corp., 5.75%, 1/15/2025	4,530,000	4,303,500
Calpine Corp., 5.25%, 6/01/2026 (n)	3,670,000	3,674,588
Covanta Holding Corp., 6.375%, 10/01/2022	2,985,000	3,082,013
Covanta Holding Corp., 5.875%, 3/01/2024	4,295,000	4,305,738
Covanta Holding Corp., 5.875%, 7/01/2025	3,625,000	3,588,750
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	6,780,000	6,847,800
NRG Energy, Inc., 6.625%, 3/15/2023	5,625,000	5,821,875
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	5,990,000	6,364,375

		$41,833,002
Total Bonds		$1,528,387,534

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - 1.5%
Building - 0.3%
ABC Supply Co., Inc., Term Loan B, 3.74%, 10/31/2023	$5,407,936	$5,436,100

Computer Software - Systems - 0.3%
CDW LLC, Term Loan B, 3.34%, 8/17/2023	$2,388,368	$2,401,666
Sabre GLBL, Inc., Term Loan B, 3.49%, 2/22/2024	1,849,150	1,857,529

		$4,259,195
Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.49%, 4/30/2021	$2,124,352	$2,131,433

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.28%, 6/23/2022	$1,744,670	$1,754,702

Entertainment - 0.2%
Cedar Fair LP, Term Loan B, 3.49%, 4/13/2024	$1,434,927	$1,443,537
Six Flags Theme Parks, Inc., Term Loan B, 3.24%, 6/30/2022	1,863,100	1,874,163

		$3,317,700
Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 3.23%, 10/25/2023	$2,238,875	$2,251,375

Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 3.99%, 6/24/2021	$3,622,695	$3,648,572

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.49%, 3/16/2024	$2,226,044	$2,239,957
Total Floating Rate Loans		$25,039,034

Common Stocks - 0.2%
Oil Services - 0.2%
Gravity Oilfield Services, Inc. (a)(u)	3,250	$2,890,615

Investment Companies (h) - 3.1%
Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 1.13% (v)	50,419,263	$50,419,263

Other Assets, Less Liabilities - 0.9%		14,456,628
Net Assets - 100.0%		$1,621,193,074

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $50,419,263 and $1,556,317,183 respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $798,955,061 representing 49.3% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.

9

Portfolio of Investments (unaudited) – continued

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AssuredPartners, Inc., 7%, 8/15/2025	10/24/17-10/25/17	$1,891,331	$1,886,925
CWCapital Cobalt Ltd., CDO, “F”, FLR, 2.671%, (0% cash or 2.671% PIK), (LIBOR-3mo. + 1.3%), 4/26/2050	4/12/06-7/26/17	657,150	419
CWCapital Cobalt Ltd., CDO, “G”, FLR, 2.871%, (0% cash or 2.871% PIK), (LIBOR-3mo. + 1.5%), 4/26/2050	4/12/06-10/26/17	2,054,697	221
Golden Nugget, Inc., 6.75%, 10/15/2024	9/12/17-10/20/17	5,445,668	5,550,463
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	8,078	15,176
Total Restricted Securities			$7,453,204
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 10/31/17

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	247	$30,859,563	December - 2017	$439,168

At October 31, 2017, the fund had cash collateral of $259,350 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

Supplemental Information

10/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation.Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

11

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$2,890,615	$2,890,615
Non-U.S. Sovereign Debt	—	11,193,900	—	11,193,900
U.S. Corporate Bonds	—	1,277,416,341	—	1,277,416,341
Commercial Mortgage-Backed Securities	—	198,161	—	198,161
Asset-Backed Securities (including CDOs)	—	640	—	640
Foreign Bonds	—	239,578,492	—	239,578,492
Floating Rate Loans	—	25,039,034	—	25,039,034
Mutual Funds	50,419,263	—	—	50,419,263
Total	$50,419,263	$1,553,426,568	$2,890,615	$1,606,736,446

Other Financial Instruments
Futures Contracts – Assets	$439,168	$—	$—	$439,168

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Investments in Securities
Balance as of 1/31/17	$—
Received as part of a corporate action	2,890,615
Balance as of 10/31/17	$2,890,615

At October 31, 2017, the fund held one level 3 security.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		54,009,759	328,275,360	(331,865,856)	50,419,263

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,244)	$161	$—	$234,860	$50,419,263

12

QUARTERLY REPORT

October 31, 2017

MFS® HIGH YIELD POOLED PORTFOLIO

PORTFOLIO OF INVESTMENTS

10/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 95.7%
Aerospace - 1.6%
Dae Funding LLC, 5%, 8/01/2024 (n)	$5,890,000	$6,015,123
KLX, Inc., 5.875%, 12/01/2022 (n)	5,575,000	5,832,844
TransDigm, Inc., 6%, 7/15/2022	875,000	907,813
TransDigm, Inc., 6.5%, 7/15/2024	3,345,000	3,453,713
TransDigm, Inc., 6.375%, 6/15/2026	3,420,000	3,479,850

		$19,689,343
Automotive - 1.7%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$8,164,000	$8,510,970
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (p)(n)	5,765,000	5,880,300
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	3,025,000	3,161,125
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	3,295,000	3,459,750

		$21,012,145
Broadcasting - 3.0%
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	$1,675,000	$1,729,438
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	4,665,000	4,828,275
E. W. Scripps Co., 5.125%, 5/15/2025 (n)	4,165,000	4,279,538
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	3,220,000	3,590,300
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	1,570,000	1,727,000
Match Group, Inc., 6.375%, 6/01/2024	4,115,000	4,469,919
Netflix, Inc., 5.875%, 2/15/2025	6,940,000	7,492,424
Netflix, Inc., 4.375%, 11/15/2026 (n)	2,315,000	2,270,147
WMG Acquisition Corp., 5%, 8/01/2023 (n)	1,535,000	1,596,400
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	4,625,000	4,763,750

		$36,747,191
Building - 3.9%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$4,115,000	$4,372,188
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	3,285,000	3,325,077
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	4,520,000	4,859,000
Gibraltar Industries, Inc., 6.25%, 2/01/2021	3,675,000	3,771,469
HD Supply, Inc., 5.75%, 4/15/2024 (n)	4,695,000	5,064,731
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	5,010,000	5,423,325
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	3,680,000	3,873,200
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	3,840,000	4,050,816
Standard Industries, Inc., 6%, 10/15/2025 (n)	4,675,000	5,054,844
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	6,070,000	6,297,625
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)	1,475,000	1,493,438

		$47,585,713
Business Services - 2.9%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$5,455,000	$5,645,925
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	1,500,000	1,530,000
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	3,495,000	3,661,013
CDK Global, Inc., 4.875%, 6/01/2027 (n)	7,240,000	7,547,700
Equinix, Inc., 5.375%, 1/01/2022	1,455,000	1,520,228
Equinix, Inc., 5.375%, 4/01/2023	2,605,000	2,689,663
Equinix, Inc., 5.75%, 1/01/2025	1,020,000	1,093,950
Equinix, Inc., 5.875%, 1/15/2026	2,810,000	3,045,338
First Data Corp., 5%, 1/15/2024 (n)	8,565,000	8,896,894

		$35,630,711

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - 7.3%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$6,855,000	$7,225,856
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	4,565,000	4,747,600
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	6,295,000	6,562,538
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	7,330,000	7,614,038
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,325,000	1,374,688
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	4,310,000	4,506,105
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	7,325,000	7,544,750
DISH DBS Corp., 5%, 3/15/2023	2,750,000	2,660,625
DISH DBS Corp., 5.875%, 11/15/2024	3,130,000	3,126,088
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	2,675,000	2,280,438
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	1,255,000	1,330,300
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,230,000	2,324,775
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,495,000	2,557,375
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	5,905,000	6,303,588
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,970,000	2,075,888
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	2,682,000	2,755,755
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	5,670,000	6,040,818
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,330,000	1,436,400
Videotron Ltd., 5.125%, 4/15/2027 (n)	7,155,000	7,521,694
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,230,000	1,269,975
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	3,060,000	3,175,362
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	5,340,000	5,493,525

		$89,928,181
Chemicals - 2.1%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$4,995,000	$5,219,775
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	3,978,000	4,206,735
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	5,342,000	5,983,040
SPCM S.A., 4.875%, 9/15/2025 (n)	5,970,000	6,134,175
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	2,940,000	3,083,325
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	1,161,000	1,248,075

		$25,875,125
Computer Software - 1.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$3,945,000	$4,396,206
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	4,070,000	4,262,421
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)	4,745,000	5,041,563
VeriSign, Inc., 4.625%, 5/01/2023	4,265,000	4,398,281
VeriSign, Inc., 5.25%, 4/01/2025	1,345,000	1,459,325
Verisign, Inc., 4.75%, 7/15/2027	1,402,000	1,444,060

		$21,001,856
Computer Software - Systems - 2.0%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$1,970,000	$2,181,775
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	1,565,000	1,641,294
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	5,215,000	5,423,600
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	5,615,000	5,889,237
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	4,380,000	4,626,375
Western Digital Corp., 10.5%, 4/01/2024	4,010,000	4,705,735

		$24,468,016
Conglomerates - 3.7%
Amsted Industries Co., 5%, 3/15/2022 (n)	$6,990,000	$7,217,175
EnerSys, 5%, 4/30/2023 (n)	8,595,000	9,014,006
Enpro Industries, Inc., 5.875%, 9/15/2022	5,185,000	5,424,806

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - continued
Enpro Industries, Inc., 5.875%, 9/15/2022 (n)	$710,000	$742,838
Entegris, Inc., 6%, 4/01/2022 (n)	5,179,000	5,412,055
Gates Global LLC, 6%, 7/15/2022 (n)	5,510,000	5,668,413
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	5,205,000	5,504,288
TriMas Corp., 4.875%, 10/15/2025 (n)	5,710,000	5,774,238

		$44,757,819
Construction - 0.4%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$2,120,000	$535,182
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	1,723,000	428,157
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	4,295,000	4,477,538

		$5,440,877
Consumer Products - 0.8%
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	$3,300,000	$3,402,095
Spectrum Brands, Inc., 6.125%, 12/15/2024	470,000	501,866
Spectrum Brands, Inc., 5.75%, 7/15/2025	5,070,000	5,385,253

		$9,289,214
Consumer Services - 2.3%
ADT Corp., 6.25%, 10/15/2021	$5,125,000	$5,670,198
Interval Acquisition Corp., 5.625%, 4/15/2023	7,635,000	7,978,575
Monitronics International, Inc., 9.125%, 4/01/2020	4,105,000	3,561,088
Service Corp. International, 5.375%, 5/15/2024	2,735,000	2,885,425
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	4,720,000	4,861,600
West Corp., 8.5%, 10/15/2025 (n)	3,880,000	3,768,450

		$28,725,336
Containers - 4.0%
Berry Global Group, Inc., 5.5%, 5/15/2022	$4,665,000	$4,839,938
Berry Global Group, Inc., 6%, 10/15/2022	3,685,000	3,901,494
Crown American LLC, 4.5%, 1/15/2023	4,027,000	4,192,510
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	3,100,000	3,100,000
Multi-Color Corp., 6.125%, 12/01/2022 (n)	6,067,000	6,324,848
Multi-Color Corp., 4.875%, 11/01/2025 (n)	690,000	696,900
Reynolds Group, 5.75%, 10/15/2020	2,050,000	2,085,896
Reynolds Group, 5.125%, 7/15/2023 (n)	3,445,000	3,586,590
Reynolds Group, 7%, 7/15/2024 (n)	3,310,000	3,533,425
Sealed Air Corp., 4.875%, 12/01/2022 (n)	4,290,000	4,547,400
Sealed Air Corp., 5.125%, 12/01/2024 (n)	1,385,000	1,485,413
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,150,000	1,267,875
Signode Industrial Group, 6.375%, 5/01/2022 (n)	3,425,000	3,557,719
Silgan Holdings, Inc., 5.5%, 2/01/2022	565,000	580,538
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	5,365,000	5,512,538

		$49,213,084
Electrical Equipment - 0.5%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)	$1,475,000	$1,535,844
CommScope Technologies LLC, 5%, 3/15/2027 (n)	4,550,000	4,430,563

		$5,966,407
Electronics - 0.6%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$3,185,000	$3,535,350
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,215,000	3,407,900

		$6,943,250

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 0.7%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$3,425,000	$3,699,000
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	4,985,000	5,122,088

		$8,821,088
Energy - Independent - 6.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)	$6,190,000	$6,747,100
Consol Energy, Inc., 5.875%, 4/15/2022	2,470,000	2,519,400
Consol Energy, Inc., 8%, 4/01/2023	4,475,000	4,788,250
Continental Resources, Inc., 4.5%, 4/15/2023	8,665,000	8,773,313
Crownrock LP/Crownrock Finance Inc., 5.625%, 10/15/2025 (n)	5,490,000	5,574,436
Diamondback Energy, Inc., 5.375%, 5/31/2025	5,855,000	6,081,881
Gulfport Energy Corp., 6%, 10/15/2024	4,370,000	4,370,000
Gulfport Energy Corp., 6.375%, 5/15/2025	2,255,000	2,288,825
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	6,255,000	6,454,409
PDC Energy, Inc., 6.125%, 9/15/2024	6,875,000	7,175,781
QEP Resources, Inc., 5.25%, 5/01/2023	6,110,000	6,033,625
Seven Generations Energy, 6.75%, 5/01/2023 (n)	4,930,000	5,238,125
Seven Generations Energy, 5.375%, 9/30/2025 (n)	2,750,000	2,777,500
SM Energy Co., 6.75%, 9/15/2026	6,855,000	7,034,944
Whiting Petroleum Corp., 6.25%, 4/01/2023	5,085,000	5,072,288

		$80,929,877
Entertainment - 1.8%
Cedar Fair LP, 5.375%, 6/01/2024	$1,820,000	$1,915,550
Cedar Fair LP, 5.375%, 4/15/2027 (n)	3,065,000	3,237,406
Cinemark USA, Inc., 5.125%, 12/15/2022	2,650,000	2,716,250
Cinemark USA, Inc., 4.875%, 6/01/2023	4,240,000	4,319,500
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	9,065,000	9,325,619

		$21,514,325
Financial Institutions - 2.5%
Aircastle Ltd., 5.125%, 3/15/2021	$1,465,000	$1,554,731
Aircastle Ltd., 5.5%, 2/15/2022	2,665,000	2,864,875
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	3,080,000	3,087,700
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	4,915,000	5,025,588
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	1,800,000	1,827,000
Navient Corp., 7.25%, 1/25/2022	3,905,000	4,236,925
Navient Corp., 7.25%, 9/25/2023	2,350,000	2,545,344
Navient Corp., 6.125%, 3/25/2024	1,196,000	1,227,395
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	7,675,000	7,962,813

		$30,332,371
Food & Beverages - 3.0%
Aramark Services, Inc., 4.75%, 6/01/2026	$4,655,000	$4,869,037
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	5,740,000	5,919,375
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	5,000,000	4,912,500
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	3,535,000	3,694,075
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	1,695,000	1,781,869
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	4,060,000	4,222,400
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	5,265,000	5,607,225
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	5,670,000	5,988,938

		$36,995,419
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (d)(n)	$2,069,000	$765,530

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - 2.7%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$4,805,000	$4,997,200
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	4,355,000	4,736,063
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	680,000	736,100
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	5,270,000	5,434,688
MGM Resorts International, 6.625%, 12/15/2021	4,270,000	4,771,725
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	4,875,000	4,996,875
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,200,000	2,271,500
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	2,340,000	2,378,142
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	2,695,000	2,730,628

		$33,052,921
Industrial - 0.5%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$6,030,000	$6,241,050

Insurance - 0.1%
AssuredPartners, Inc., 7%, 8/15/2025 (z)	$1,365,000	$1,423,013

Insurance - Health - 0.5%
Centene Corp., 5.625%, 2/15/2021	$2,075,000	$2,152,813
Centene Corp., 6.125%, 2/15/2024	3,210,000	3,450,750

		$5,603,563
Machinery & Tools - 0.9%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$4,395,000	$4,676,500
CNH Industrial Capital LLC, 4.375%, 11/06/2020	5,865,000	6,149,159

		$10,825,659
Major Banks - 1.2%
Bank of America Corp., 6.1% to 3/17/2025, FLR to 12/29/2049	$4,172,000	$4,656,995
JPMorgan Chase & Co., 6% to 8/01/2023, FLR to 12/31/2049	3,785,000	4,172,963
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/29/2049	5,590,000	6,274,775

		$15,104,733
Medical & Health Technology & Services - 5.7%
AmSurg Corp., 5.625%, 7/15/2022	$3,820,000	$3,886,850
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	4,125,000	2,985,469
DaVita, Inc., 5.125%, 7/15/2024	1,100,000	1,102,750
DaVita, Inc., 5%, 5/01/2025	5,010,000	4,934,850
Envision Healthcare Corp., 6.25%, 12/01/2024 (n)	1,425,000	1,480,219
HCA, Inc., 7.5%, 2/15/2022	4,450,000	5,050,750
HCA, Inc., 5.875%, 3/15/2022	2,870,000	3,142,650
HCA, Inc., 5%, 3/15/2024	7,190,000	7,576,463
HCA, Inc., 5.375%, 2/01/2025	4,310,000	4,444,688
HealthSouth Corp., 5.125%, 3/15/2023	4,385,000	4,472,700
HealthSouth Corp., 5.75%, 11/01/2024	4,015,000	4,110,356
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	4,400,000	4,675,000
Quorum Health Corp., 11.625%, 4/15/2023	4,500,000	4,117,500
Tenet Healthcare Corp., 8.125%, 4/01/2022	4,585,000	4,607,925
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)	4,245,000	4,133,569
Universal Health Services, Inc., 7.625%, 8/15/2020	4,930,000	4,991,625
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	3,465,000	3,512,644

		$69,226,008
Medical Equipment - 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$4,090,000	$4,268,938
Teleflex, Inc., 5.25%, 6/15/2024	2,965,000	3,135,488

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical Equipment - continued
Teleflex, Inc., 4.875%, 6/01/2026	$2,525,000	$2,651,250

		$10,055,676
Metals & Mining - 5.5%
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	$2,750,000	$2,853,125
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	4,400,000	4,653,000
Freeport-McMoRan, Inc., 6.5%, 11/15/2020	845,000	860,844
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	7,372,000	8,064,010
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	1,900,000	1,869,125
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	1,795,000	1,750,125
GrafTech International Co., 6.375%, 11/15/2020	3,795,000	3,733,331
Kaiser Aluminum Corp., 5.875%, 5/15/2024	5,750,000	6,188,438
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	3,740,000	3,786,750
Kinross Gold Corp., 5.125%, 9/01/2021	1,770,000	1,880,625
Kinross Gold Corp., 5.95%, 3/15/2024	2,135,000	2,369,850
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	1,665,000	1,731,767
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	2,045,000	2,213,713
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	4,765,000	4,919,863
Novelis Corp., 5.875%, 9/30/2026 (n)	6,825,000	7,033,982
Steel Dynamics, Inc., 5.125%, 10/01/2021	1,725,000	1,770,281
Steel Dynamics, Inc., 5.25%, 4/15/2023	720,000	743,400
Steel Dynamics, Inc., 5.5%, 10/01/2024	3,555,000	3,805,628
Steel Dynamics, Inc., 4.125%, 9/15/2025 (n)	2,386,000	2,391,965
Suncoke Energy, Inc., 7.625%, 8/01/2019	472,000	470,230
TMS International Corp., 7.25%, 8/15/2025 (n)	4,280,000	4,461,900

		$67,551,952
Midstream - 4.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$6,845,000	$7,135,913
DCP Midstream LP, 4.95%, 4/01/2022	2,122,000	2,201,575
DCP Midstream LP, 5.6%, 4/01/2044	1,440,000	1,375,200
DCP Midstream LP, 3.875%, 3/15/2023	3,460,000	3,434,050
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	4,433,000	5,694,333
Plains All American Pipeline LP, 6.125% to 11/15/2022, FLR to 12/31/2059	5,610,000	5,718,273
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	4,905,000	5,448,138
Tallgrass Energy GP, LP, 5.5%, 1/15/2028 (n)	9,225,000	9,467,156
Targa Resources Partners LP, 5.375%, 2/01/2027	8,850,000	9,192,938
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	2,555,000	2,580,550
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	3,850,000	3,960,688

		$56,208,814
Network & Telecom - 1.7%
CenturyLink, Inc., 6.45%, 6/15/2021	$2,105,000	$2,221,007
CenturyLink, Inc., 7.65%, 3/15/2042	2,750,000	2,509,375
Telecom Italia Capital, 6%, 9/30/2034	1,535,000	1,719,707
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	5,900,000	6,357,250
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	2,320,000	2,497,155
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	5,570,000	5,869,388

		$21,173,882
Oil Services - 1.1%
Bristow Group, Inc., 6.25%, 10/15/2022	$3,219,000	$2,297,561
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	1,705,000	1,824,350
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	5,040,000	4,233,600
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	5,100,000	4,959,750

		$13,315,261

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - 0.7%
Endo Finance Co., 5.75%, 1/15/2022 (n)	$2,910,000	$2,546,250
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	2,685,000	2,627,944
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	3,675,000	3,087,000

		$8,261,194
Precious Metals & Minerals - 0.3%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$4,190,000	$4,169,050

Printing & Publishing - 0.9%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$6,485,000	$6,679,550
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	3,775,000	3,973,188

		$10,652,738
Real Estate - Healthcare - 0.9%
MPT Operating Partnership LP/MPT Financial Co., 5%, 10/15/2027	$5,495,000	$5,646,113
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	4,930,000	5,133,017

		$10,779,130
Real Estate - Other - 1.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027 (n)	$1,405,000	$1,501,594
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)	6,405,000	6,717,244
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	4,335,000	4,481,306
Starwood Property Trust, Inc., 5%, 12/15/2021	4,880,000	5,111,800

		$17,811,944
Restaurants - 0.8%
Golden Nugget, Inc., 6.75%, 10/15/2024 (z)	$4,170,000	$4,242,975
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	5,595,000	5,945,527

		$10,188,502
Retailers - 1.2%
Dollar Tree, Inc., 5.75%, 3/01/2023	$5,270,000	$5,526,913
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	1,285,000	1,320,338
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	4,695,000	4,829,981
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	3,600,000	3,573,000

		$15,250,232
Specialty Chemicals - 1.6%
A Schulman, Inc., 6.875%, 6/01/2023	$6,340,000	$6,680,775
Koppers, Inc., 6%, 2/15/2025 (n)	5,310,000	5,694,975
Univar USA, Inc., 6.75%, 7/15/2023 (n)	6,860,000	7,220,150

		$19,595,900
Specialty Stores - 0.8%
Group 1 Automotive, Inc., 5%, 6/01/2022	$5,735,000	$5,919,667
PetSmart, Inc., 7.125%, 3/15/2023 (n)	4,295,000	3,274,938

		$9,194,605
Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$5,390,000	$5,066,600

Telecommunications - Wireless - 4.3%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$2,570,000	$2,720,988
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	4,840,000	5,251,400
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	1,731,000	1,631,468
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	5,833,000	5,757,521

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
SBA Communications Corp., REIT, 4%, 10/01/2022 (n)	$5,700,000	$5,785,500
SBA Communications Corp., REIT, 4.875%, 9/01/2024	1,200,000	1,233,000
Sprint Capital Corp., 6.875%, 11/15/2028	3,190,000	3,403,331
Sprint Corp., 7.875%, 9/15/2023	2,440,000	2,726,700
Sprint Corp., 7.125%, 6/15/2024	8,370,000	9,047,468
Sprint Nextel Corp., 6%, 11/15/2022	3,060,000	3,213,000
T-Mobile USA, Inc., 6.125%, 1/15/2022	475,000	494,000
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,235,000	2,385,863
T-Mobile USA, Inc., 5.125%, 4/15/2025	2,795,000	2,926,924
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,100,000	3,429,747
T-Mobile USA, Inc., 5.375%, 4/15/2027	2,345,000	2,538,463

		$52,545,373
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$1,900,000	$1,973,625
Level 3 Financing, Inc., 5.375%, 5/01/2025	4,800,000	5,016,000

		$6,989,625
Transportation - Services - 0.6%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$2,710,000	$2,222,200
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,935,000	1,896,300
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,185,000	2,627,625

		$6,746,125
Utilities - Electric Power - 2.6%
Calpine Corp., 5.5%, 2/01/2024	$3,075,000	$2,944,313
Calpine Corp., 5.75%, 1/15/2025	3,505,000	3,329,750
Calpine Corp., 5.25%, 6/01/2026 (n)	2,875,000	2,878,594
Covanta Holding Corp., 6.375%, 10/01/2022	2,185,000	2,256,013
Covanta Holding Corp., 5.875%, 3/01/2024	3,290,000	3,298,225
Covanta Holding Corp., 5.875%, 7/01/2025	3,035,000	3,004,650
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	5,220,000	5,272,200
NRG Energy, Inc., 6.625%, 3/15/2023	4,125,000	4,269,375
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	4,610,000	4,898,125

		$32,151,245
Total Bonds		$1,170,817,673

Floating Rate Loans (g)(r) - 1.8%
Building - 0.3%
ABC Supply Co., Inc., Term Loan B, 3.49%, 10/31/2023	$3,992,135	$4,012,926

Computer Software - Systems - 0.3%
CDW LLC, Term Loan B, 3.31%, 8/17/2023	$2,262,560	$2,275,158
Sabre GLBL, Inc., Term Loan B, 3.48%, 2/22/2024	1,777,788	1,785,844

		$4,061,002
Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.38%, 4/30/2021	$2,013,674	$2,020,386

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.31%, 6/23/2022	$1,677,345	$1,686,990

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Entertainment - 0.2%
Cedar Fair LP, Term Loan B, 3.6%, 4/13/2024	$1,024,367	$1,030,513
Six Flags Theme Parks, Inc., Term Loan B, 3.32%, 6/30/2022	1,791,200	1,801,836

		$2,832,349
Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 3.15%, 10/25/2023	$1,757,623	$1,767,435

Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 4.07%, 6/24/2021	$3,355,989	$3,379,961

Printing & Publishing - 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.57%, 3/16/2024	$1,867,035	$1,878,704
Total Floating Rate Loans		$21,639,753

Common Stocks - 0.2%
Oil Services - 0.2%
Gravity Oilfield Services, Inc. (a)(u)	3,300	$2,935,086

Investment Companies (h) - 1.4%
Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 1.13% (v)	17,832,554	$17,832,554

Other Assets, Less Liabilities - 0.9%		10,670,271
Net Assets - 100.0%		$1,223,895,337

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $17,832,554 and $1,195,392,512, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $615,550,217, representing 50.3% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AssuredPartners, Inc., 7%, 8/15/2025	10/24/17-10/25/17	$1,426,335	$1,423,013
Golden Nugget, Inc., 6.75%, 10/15/2024	9/12/17-10/20/17	4,162,536	4,242,975
Total Restricted Securities			$5,665,988
% of Net assets			0.5%

9

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 10/31/17

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	186	$23,238,375	December - 2017	$330,709

At October 31, 2017, the fund had cash collateral of $195,300 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

Supplemental Information

10/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$2,935,086	$2,935,086
Non-U.S. Sovereign Debt	—	8,821,087	—	8,821,087
U.S. Corporate Bonds	—	978,223,646	—	978,223,646
Foreign Bonds	—	183,772,940	—	183,772,940
Floating Rate Loans	—	21,639,753	—	21,639,753
Mutual Funds	17,832,554	—	—	17,832,554
Total	$17,832,554	$1,192,457,426	$2,935,086	$1,213,225,066

Other Financial Instruments
Futures Contracts – Assets	$330,709	$—	$—	$330,709

For further information regarding security characteristics, see the Portfolio of Investments.

11

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/17	$—
Received as part of a corporate action	2,935,086
Balance as of 10/31/17	$2,935,086

At October 31, 2017, the fund held one level 3 security.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		26,194,325	390,999,248	(399,361,019)	17,832,554

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,724)	$311	$—	$234,860	$17,832,554

12

QUARTERLY REPORT

October 31, 2017

MFS® MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.7%
Alabama - 1.0%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	$1,630,000	$1,818,531
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,875,321
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	3,945,000	4,345,733
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,861,386
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/2023	1,400,000	1,441,468
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	4,790,000	4,975,038
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	1,505,000	1,564,312
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028	1,595,000	1,530,147
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043	1,560,000	1,313,754
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	585,436
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	673,864
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	673,693
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,207,021
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2018	1,225,000	1,259,116
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	1,380,000	1,499,246
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	2,020,000	2,235,049
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,670,000	1,828,767
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	6,750,000	7,347,780
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	1,635,000	1,828,371

		$40,864,033
Alaska - 0.3%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$960,671
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,387,208
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/2041 (Prerefunded 10/01/2019)	3,290,000	3,689,110
Northern Tobacco Securitization Corp., AK, Asset Backed, “A”, 5%, 6/01/2046	4,745,000	4,528,391

		$10,565,380
Arizona - 1.9%
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	$740,000	$762,836
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	450,000	470,322
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	1,970,000	2,024,608
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/2043	3,150,000	3,370,721
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,790,000	1,931,052
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.),“A”, 5%, 6/01/2035	4,700,000	5,070,078
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	2,070,000	2,160,894
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	700,000	730,737
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	3,065,000	3,161,210
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	1,770,000	1,824,410
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	2,205,000	2,275,736
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Eagle College Prep Project), 5%, 7/01/2033	855,000	880,727
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Eagle College Prep Project), 5%, 7/01/2043	1,715,000	1,726,216
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,823,109
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	873,378
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	703,606
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	4,204,786
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,305,123
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	1,970,000	2,235,753
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	1,430,000	1,458,171
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	3,155,000	3,530,666
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	1,570,000	1,563,076

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	$3,935,000	$4,086,104
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,362,836
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	4,785,000	4,651,164
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5%, 2/01/2018	1,500,000	1,503,075
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/2040	4,755,000	5,153,659
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,553,372
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6%, 12/01/2032	1,100,000	1,176,054
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	2,595,000	2,772,420
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	1,275,000	1,359,227

		$77,705,126
Arkansas - 0.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$365,000	$405,500
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	604,735
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2046	6,455,000	1,956,123
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2039	4,510,000	5,012,369

		$7,978,727
California - 7.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$4,000,000	$4,462,840
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	7,550,000	3,104,258
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	2,060,000	1,366,151
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,332,881
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	2,546,405
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/2038	2,320,000	2,409,343
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	13,795,000	18,485,438
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,765,000	2,967,066
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	7,870,000	7,931,465
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,620,621
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	4,000,000	5,660,480
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	1,100,000	1,138,082
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2046	2,425,000	2,491,518
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046	4,500,000	4,767,435
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,385,000	1,546,685
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	475,000	526,965
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,568,472
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,427,312
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	235,572
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	1,585,000	1,629,332
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	900,000	1,017,846
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	8,405,000	9,272,732
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	3,500,000	3,791,725
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	4,080,000	4,395,629
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	2,975,000	2,990,887
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	215,000	242,419
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	484,064
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	477,408
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030 (Prerefunded 10/01/2019)	3,380,000	3,681,530
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	675,000	739,314
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2036	865,000	959,795
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	1,325,000	1,364,074
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	730,000	786,108

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	$760,000	$817,600
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	435,000	490,241
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,150,000	1,255,329
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	415,000	440,058
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	622,984
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	593,129
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	620,000	671,646
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/2024	250,000	269,750
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	430,000	482,593
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	100,980	505
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2032	1,370,000	1,522,550
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2041	2,045,000	2,207,659
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	760,000	808,898
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049	945,000	1,012,898
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	2,985,000	3,192,278
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	540,000	593,606
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,867,792
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,548,840
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	2,876,175
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2031	440,000	518,962
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	475,000	487,749
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042 (Prerefunded 6/01/2019)	1,465,000	1,595,795
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	495,000	541,535
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	881,564
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,481,124
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,770,192
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041	3,000,000	3,247,710
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	6,155,000	6,716,274
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	11,360,000	12,191,552
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	11,040,000	12,000,149
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2034	1,000,000	1,147,480
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2044	2,400,000	2,736,336
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	535,000	535,754
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/2029	1,400,000	1,531,894
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/2041	560,000	614,354
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032	1,000,000	1,084,800
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	1,000,000	1,093,980
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/2038	3,000,000	3,265,710
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	7,630,000	8,083,069
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/2030 (Prerefunded 1/01/2019)	1,990,000	2,105,301
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/2045 (Prerefunded 1/01/2019)	2,340,000	2,485,712
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	2,255,000	2,257,187
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,940,000	2,074,908

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	$4,785,000	$3,277,773
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,280,000	2,819,279
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2032	3,010,000	1,895,668
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 5%, 6/01/2040	2,735,000	3,141,339
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/2023	1,185,000	1,208,664
Hartnell , CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	10,355,000	2,363,011
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/2029	1,480,000	1,729,928
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/2031	1,675,000	1,948,578
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	1,745,000	1,960,839
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,089,120
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,627,035
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,731,357
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	455,000	480,407
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	4,240,000	2,990,472
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	502,578
Los Angeles County, CA, Regional Financing Authority Rev. (MonteCedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	330,000	375,167
Los Angeles County, CA, Regional Financing Authority Rev. (MonteCedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	626,717
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	10,531,000
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2029	1,000,000	1,149,960
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2030	1,000,000	1,141,880
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2031	1,660,000	1,887,769
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	525,000	557,939
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	5,970,000	6,658,759
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	645,000	422,849
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	5,630,467
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/2041	12,965,000	3,006,454
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2024	3,110,000	2,695,717
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	2,070,000	1,606,134
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	4,025,000	2,853,403
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,455,000	3,021,203
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	4,080,000	4,535,002
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2025	865,000	1,033,424
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2026	905,000	1,075,538
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	746,773
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	6,000,000	6,974,400
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,149,927
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	254,936
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	6,545,000	7,258,143
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	885,000	1,036,946
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	600,000	675,774
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/2029	700,000	700,875
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,665,000	2,541,678
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034 (Prerefunded 8/01/2019)	2,270,000	856,131

		$291,916,487

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - 2.2%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/2022	$2,000,000	$1,999,960
Central Platte Valley, CO, General Obligation, 5%, 12/01/2043	1,250,000	1,328,625
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	341,844
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	609,375
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	427,528
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	450,000	462,159
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,128,445
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	535,590
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	389,414
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	381,609
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	885,000	895,416
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	765,000	773,285
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	895,000	990,944
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,127,680
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,800,190
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,445,050
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/2041	1,620,000	1,765,476
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2021	105,000	116,716
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2033	4,295,000	4,592,386
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,710,000	1,838,182
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	825,000	935,492
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),“A”, 6%, 11/15/2030 (Prerefunded 11/15/2020)	700,000	796,502
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),“A”, 6.25%, 11/15/2040 (Prerefunded 11/15/2020)	1,150,000	1,317,072
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/2034	6,530,000	7,388,369
Colorado High Performance Transportation Enterprise Senior Rev. (C-470 Express Lanes), 5%, 12/31/2056	2,890,000	3,139,552
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	540,000	556,632
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	8,490,000	9,336,453
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	5,355,000	5,801,339
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	1,070,000	1,209,903
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	762,129
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	2,015,856
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,846,623
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	849,028
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/2027	12,305,000	7,881,722
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/2018	210,000	211,688
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/2043	4,440,000	4,750,622
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	6,860,000	8,785,053
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/2031 (a)(d)	2,396,000	359,400
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/2033	404,000	430,086
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/2038	824,000	872,204

		$88,195,599
Connecticut - 1.1%
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “B-2”, 2.875%, 9/01/2020	$1,525,000	$1,525,442
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2037	3,730,000	3,992,182
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	9,064,341
Connecticut Health & Educational Facilities Authority Rev. (Trinity Health Credit Group), 5%, 12/01/2041	5,000,000	5,679,550
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	1,820,000	1,908,033
Hartford County, CT, “C”, AGM, 5%, 11/01/2030	3,300,000	3,814,239
Hartford County, CT, “C”, AGM, 5%, 11/01/2031	2,830,000	3,254,160
Hartford County, CT, “C”, AGM, 5%, 11/01/2029	3,325,000	3,865,911

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	$7,180,000	$7,607,354
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	4,210,000	4,241,322

		$44,952,534
Delaware - 0.2%
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	$920,000	$941,224
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,646,282
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034	915,000	962,809
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044	1,030,000	1,105,870
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049	1,210,000	1,279,031
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2036	285,000	313,155
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2042	1,420,000	1,517,384
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2046	300,000	329,373

		$8,095,128
District of Columbia - 0.6%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$2,845,000	$3,110,951
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	755,000	813,331
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2033	420,000	486,112
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2043	1,095,000	1,250,797
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	1,165,000	1,158,593
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	1,175,000	1,157,128
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	775,000	761,438
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,475,000	1,518,262
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,000,000	5,097,900
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	8,820,000	8,899,909
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	885,000	930,799

		$25,185,220
Florida - 6.5%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$1,180,000	$1,303,676
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	2,955,000	3,269,501
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	1,970,000	2,188,118
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032	1,250,000	1,476,175
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042	2,000,000	2,342,400
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046	1,000,000	1,166,360
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 5/01/2036	255,000	255,673
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/2036	1,185,000	1,187,346
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	295,000	333,264
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2025	290,000	332,485
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, “A-2”, 6.9%, 5/01/2036	35,000	39,082
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 8.5%, 2/01/2030 (Put Date 5/01/2020)	1,591,200	1,288,792
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	740,149
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	343,066
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,458,075
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	4,720,000	4,939,055
Cape Coral, FL, Health Facilities Authority, Senior Housing Rev. (Gulf Care, Inc. Project), 5.875%, 7/01/2040	3,590,000	3,849,019
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/2039	2,385,000	2,389,460
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/2037	915,000	915,064

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	$5,910,000	$6,538,588
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 5.5%, 5/15/2025	300,000	304,425
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	300,000	301,062
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	4,970,000	5,522,614
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	805,000	807,818
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	1,580,000	1,584,029
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	602,000
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	395,000	428,291
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	672,353
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	792,108
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	1,650,000	1,839,074
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,245,000	2,442,515
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/2029	1,000,000	1,094,620
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	3,050,000	3,343,776
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/2042	3,480,000	3,767,274
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation Project), “A”, 6.25%, 6/15/2036	1,155,000	1,201,685
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation Project), “A”, 6.375%, 6/15/2046	1,980,000	2,058,943
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,575,000	2,728,213
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	1,950,000	2,088,041
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,490,000	5,723,654
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	13,110,000	14,611,619
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	4,070,000	4,290,431
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	5,000,000	5,258,050
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	1,510,000	1,527,471
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	3,860,000	3,903,000
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	1,445,000	1,535,428
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	5,000,000	5,602,450
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	4,700,000	4,865,158
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	785,000	797,395
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,380,000	1,408,221
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,500,000	2,514,825
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,825,000	2,996,393
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/2031	1,600,000	1,842,240
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,765,000	1,765,635
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	4,830,000	4,699,832
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,599,858
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038 (Prerefunded 5/01/2018)	690,000	709,486
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038	855,000	858,206
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/2032	1,560,000	1,554,353
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), 6%, 8/01/2046 (Prerefunded 8/01/2021)	7,250,000	8,466,043
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	3,094,205
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	345,000	389,816
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,265,380

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2034 (Prerefunded 10/01/2021)	$300,000	$365,199
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	8,365,000	10,182,965
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/2022	330,000	302,993
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,215,000	1,289,674
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	780,678
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,112,993
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/2022	555,000	581,856
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/2032	990,000	1,024,898
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (d)(q)	1,575,000	1,244,250
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2035	925,000	1,075,091
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2036	840,000	973,165
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2037	705,000	814,804
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2038	820,000	945,435
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	4,020,000	3,981,890
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031	1,000,000	1,109,870
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	2,030,000	2,463,364
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/2036 (a)(d)	895,000	313,250
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/2013 (a)(d)	1,000,000	350,000
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	450,000	459,819
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 3.5%, 5/01/2021	390,000	390,257
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	500,000	500,000
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,348,381
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,530,000	2,512,366
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	838,237
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,415,714
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	944,700
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	500,000	505,245
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,409,641
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	435,000	433,573
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 5/01/2010 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/2036	1,660,000	638,536
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/2036	230,000	230,508
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	5,330,000	5,848,023
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/2037	3,240,000	3,242,851
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/2045	395,000	395,308
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.),“A”, 7.375%, 11/15/2041	3,900,000	4,316,208
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,155,000	1,214,921
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	1,715,000	1,805,724
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	1,590,000	1,489,115
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/2041	2,800,000	2,360,120
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	7,715,000	8,683,618
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,884	349,219
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	178,248
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	163,285
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	348,176
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	1,027,331
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	6,440,781
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,911,732
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	3,500,000	3,762,045
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	1,082,190
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,280,000	2,297,260

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	$4,125,000	$4,146,285
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	320,000	321,510
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2028	4,380,000	5,132,572
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2031	5,420,000	6,269,477
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/2037	1,680,000	1,612,414
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/2039 (a)(d)	790,000	450,300
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 12/01/2017	150,000	142,500
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,049,510
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	470,000	492,574
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	920,380
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,687,220

		$262,893,601
Georgia - 1.3%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$1,060,000	$1,172,943
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	1,060,000	1,169,509
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,895,000	3,170,228
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	4,070,000	4,687,378
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	580,000	635,396
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,025,000	1,109,973
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	1,100,000	1,179,024
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	7,170,000	7,787,552
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	1,025,000	1,080,012
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,692,945
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/2037	4,610,000	4,614,195
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034 (Prerefunded 8/01/2018)	1,235,000	1,276,261
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	140,000	143,786
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	3,465,000	4,060,945
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2030 (Prerefunded 6/15/2018)	2,330,000	2,414,602
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2039 (Prerefunded 6/15/2018)	4,360,000	4,518,312
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	2,880,000	3,206,938
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	1,960,000	2,060,764
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/2027	920,000	1,020,105
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	4,835,000	4,844,332

		$52,845,200
Guam - 0.5%
Guam Education Financing Foundation, COP (Guam Public School Facilities Project), “B”, 5%, 10/01/2026	$12,905,000	$12,906,678
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	970,000	1,028,898
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	3,055,000	3,210,897
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	1,115,000	1,243,727
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	385,019
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,732,266

		$20,507,485
Hawaii - 0.4%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	$945,000	$1,067,869
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	1,190,000	1,372,998
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	2,015,000	2,051,290
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035	1,125,000	1,125,596

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - continued
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	$1,140,000	$1,098,914
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	10,580,000	11,438,461

		$18,155,128
Idaho - 0.0%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$888,009

Illinois - 10.4%
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035	$2,170,000	$2,203,613
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045	3,565,000	3,599,723
Chicago, IL (Modern Schools Across Chicago Program), “G”, AMBAC, 5%, 12/01/2023	840,000	843,049
Chicago, IL, “A”, 5.5%, 1/01/2039	2,380,000	2,578,754
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	1,500,000	1,505,400
Chicago, IL, “A”, 5%, 1/01/2026	1,000,000	1,083,630
Chicago, IL, “A”, 5.25%, 1/01/2028	5,245,000	5,728,117
Chicago, IL, “A”, 5.25%, 1/01/2028	2,095,000	2,264,004
Chicago, IL, “A”, 5.25%, 1/01/2033	4,230,000	4,475,805
Chicago, IL, “A”, 5%, 1/01/2034	5,405,000	5,682,331
Chicago, IL, “A”, 5%, 1/01/2036	1,920,000	2,017,440
Chicago, IL, “A”, 5%, 1/01/2040	2,775,000	2,844,098
Chicago, IL, “A”, AGM, 5%, 1/01/2022	50,000	50,202
Chicago, IL, “A”, AGM, 5%, 1/01/2022	785,000	787,182
Chicago, IL, “A”, AGM, 5%, 1/01/2023	20,000	20,058
Chicago, IL, “A”, AGM, 5%, 1/01/2023	505,000	506,404
Chicago, IL, “A”, AGM, 5%, 1/01/2024	25,000	25,101
Chicago, IL, “A”, AGM, 5%, 1/01/2025	70,000	70,195
Chicago, IL, “A”, AGM, 5%, 1/01/2026	50,000	50,093
Chicago, IL, “A”, AGM, 5%, 1/01/2027	295,000	295,708
Chicago, IL, “A”, AGM, 5%, 1/01/2028	15,070,000	15,930,196
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	815,000	818,040
Chicago, IL, “A”, AGM, 5%, 1/01/2034	4,585,000	4,596,142
Chicago, IL, “A”, AGM, 5%, 1/01/2037	4,935,000	4,946,844
Chicago, IL, “A”, AMBAC, 5%, 1/01/2024	1,500,000	1,505,445
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	2,610,000	1,865,237
Chicago, IL, “B”, 5.25%, 1/01/2029	3,150,000	3,423,641
Chicago, IL, “B”, AGM, 4.75%, 1/01/2032	2,190,000	2,198,169
Chicago, IL, “C”, 5%, 1/01/2026	1,960,000	2,170,053
Chicago, IL, “C”, NATL, 5%, 1/01/2023	640,000	643,469
Chicago, IL, “C”, NATL, 5%, 1/01/2028	315,000	316,566
Chicago, IL, “C”, NATL, 5%, 1/01/2029	5,915,000	5,944,102
Chicago, IL, “D”, 5.5%, 1/01/2033	1,630,000	1,784,084
Chicago, IL, (Modern Schools Across Chicago Program), “A”, AMBAC, 5%, 1/01/2022	5,070,000	5,088,404
Chicago, IL, (Modern Schools Across Chicago Program), “A”, AMBAC, 5%, 12/01/2024	4,115,000	4,129,937
Chicago, IL, (Modern Schools Across Chicago Program), “H”, AMBAC, 5%, 12/01/2020	2,880,000	2,890,454
Chicago, IL, (Modern Schools Across Chicago Program), “H”, AMBAC, 5%, 12/01/2021	1,675,000	1,681,047
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2019	1,105,000	1,048,468
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	12,640,000	8,009,589
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,810,000	1,554,319
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,540,000	1,269,653
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	4,250,000	2,560,115
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,730,000	990,390
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	1,020,000	840,939
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	835,000	717,048
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	4,335,000	3,052,577
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	4,345,000	4,356,427

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	$5,655,000	$5,669,873
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	4,575,000	4,595,450
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2021	2,550,000	2,560,940
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	14,335,000	14,748,135
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	10,350,000	10,741,851
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	18,690,000	21,901,877
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 9%, 3/01/2032	2,340,000	2,352,823
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046	7,105,000	8,417,294
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A-2”, 9%, 3/01/2035	5,025,000	5,049,321
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	6,890,000	6,920,798
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	1,630,000	1,637,286
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	3,180,000	2,272,587
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	6,225,000	7,125,695
Chicago, IL, General Obligation, “A”, AMBAC, 5.5%, 12/01/2019	450,000	472,847
Chicago, IL, Modern Schools Across Chicago Program, “D”, AMBAC, 5%, 12/01/2022	4,465,000	4,481,208
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	768,940
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	380,577
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,537,988
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	4,970,000	5,776,631
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	4,590,000	5,200,241
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	1,055,000	1,180,956
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	540,000	589,361
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	913,000	914,443
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/2041	2,000,000	2,109,740
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	732,900
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,854,792
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2032	205,000	234,418
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	115,000	130,310
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027 (Prerefunded 5/15/2020)	1,470,000	1,647,944
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027	2,680,000	2,885,047
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	760,000	802,666
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	1,690,000	1,770,055
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,000,000	2,215,460
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,000,000	2,208,880
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/2045	3,600,000	3,761,496
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,745,000	2,851,808
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	3,410,000	3,584,933
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/2025	3,890,000	3,893,540
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	3,770,000	3,924,344
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	680,000	732,734
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	3,505,000	3,694,480
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,322,604
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	3,025,000	3,294,649
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,555,000	2,787,582
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2030	740,000	846,530
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2031	550,000	623,645
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.215%, (70% of LIBOR 1-Mo. + 1.35%) 5/01/2036 (Put Date 5/01/2021)	1,070,000	1,076,591
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	3,830,000	4,271,867
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	2,625,000	2,908,395
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	9,860,000	9,997,054
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	5,515,000	6,087,512
Illinois Finance Authority Rev. (Provena Health), 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	35,000	39,038

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	$4,125,000	$4,604,201
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	1,305,000	1,467,668
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	2,455,000	2,639,248
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	6,045,000	6,470,628
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	704,224
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	940,000	1,027,270
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	755,000	825,132
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	970,000	1,059,065
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,649,940
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,545,000	2,804,997
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031	1,875,000	2,062,444
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	5,785,000	6,382,764
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	560,000	633,399
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	3,110,000	3,289,416
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	14,375,000	16,198,038
Illinois Sports Facilities Authority, AMBAC, 5.5%, 6/15/2030	1,600,000	1,603,520
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/2037	7,500,000	8,517,150
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	2,778,000	2,783,695
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,588,925
State of Illinois, 5%, 1/01/2028	550,000	578,413
State of Illinois, 5.25%, 7/01/2028	3,260,000	3,548,901
State of Illinois, 5%, 11/01/2028	2,595,000	2,824,242
State of Illinois, 5%, 2/01/2029	2,820,000	3,070,134
State of Illinois, 4.125%, 11/01/2031	2,195,000	2,173,116
State of Illinois, 4.5%, 11/01/2039	2,420,000	2,409,957
State of Illinois, AGM, 5%, 2/01/2027	2,040,000	2,321,112
State of Illinois, NATL, 6%, 11/01/2026	5,955,000	6,892,138
State of Illinois, “C”, 5%, 11/01/2029	17,515,000	19,079,965
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/2040	1,080,000	1,119,344
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/2045	1,250,000	1,298,075

		$422,177,519
Indiana - 1.5%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/2042	$3,000,000	$3,248,790
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	6,955,000	7,524,962
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032	1,790,000	1,838,509
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039	1,215,000	1,270,671
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	496,533
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,220,927
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,095,000	2,282,042
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	5,350,000	5,778,803
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	3,260,000	3,509,129
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2048	4,020,000	4,314,385
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,430,000	1,489,631
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,760,000	5,062,641
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	3,600,000	3,608,424
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	1,445,000	1,570,166
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	5,174,998
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	12,941,685

		$61,332,296
Iowa - 0.7%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 6/01/2043 (Prerefunded 6/01/2018)	$3,000,000	$3,085,680
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	800,000	904,616

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	$1,480,000	$1,666,791
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	715,000	801,737
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	1,990,000	2,057,998
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	370,000	384,611
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	905,000	970,169
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	905,000	970,730
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	105,000	111,978
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	1,835,000	1,955,725
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	4,295,000	4,323,734
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.625%, 6/01/2046	12,405,000	12,457,721

		$29,691,490
Kansas - 0.7%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$3,600,000	$3,931,668
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,629,900
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,518,833
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	658,038
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/2027	1,185,000	1,185,984
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/2029	1,555,000	1,695,308
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 5/15/2039	2,325,000	2,326,883
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	4,131,680
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5%, 12/01/2031	620,000	657,584
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,414,109
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 5%, 5/15/2029	500,000	506,625
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	2,165,000	2,174,634
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	2,845,000	2,857,205
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	1,740,000	1,990,386

		$29,678,837
Kentucky - 2.0%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	$2,840,000	$3,069,273
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	3,059,526
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,395,676
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	5,125,777
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	4,855,000	4,899,569
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System Obligated Group), “B”, 5%, 8/15/2046	5,245,000	5,696,962
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	1,955,000	2,213,744
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,505,000	2,656,703
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	7,258,845
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,827,955
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Miralea Project), 7.25%, 5/15/2041 (Prerefunded 5/15/2021)	3,000,000	3,602,250
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Miralea Project), 7.375%, 5/15/2046 (Prerefunded 5/15/2021)	1,495,000	1,801,535
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/2027	815,000	840,306
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	1,250,000	1,375,863
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	8,475,000	9,263,006
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/2030 (Prerefunded 6/01/2020)	3,460,000	3,874,162

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/2037	$3,040,000	$3,315,272
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	6,255,000	7,063,083
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/2041	1,995,000	2,155,717
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System), “A”, 5.25%, 6/01/2041	1,555,000	1,727,994
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/2045	2,490,000	2,663,951
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	1,635,000	1,738,054
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,830,000	1,941,118
University of Kentucky, General Receipts, “A”, 5%, 4/01/2036	1,460,000	1,661,115

		$80,227,456
Louisiana - 1.3%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/2039 (Prerefunded 1/01/2021)	$1,500,000	$1,716,795
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	3,200,000	3,325,632
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	2,000,000	2,058,500
Louisiana Local Government, Environmental Facilities & Community Development Authority Refunding Bonds Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032	900,000	915,399
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	6,355,000	6,506,122
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,267,046
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,940,812
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	2,990,000	3,370,926
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	4,000,000	4,511,160
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.125%, 2/01/2037	3,480,000	3,542,257
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.25%, 2/01/2047	2,830,000	2,879,327
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	6,470,000	6,852,636
Louisiana Public Facilities Authority Rev., (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	4,725,000	3,939,091
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	2,050,000	2,148,708
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	875,000	985,014
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	2,405,000	2,675,466
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	1,095,000	1,225,239

		$52,860,130
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	$6,170,000	$6,637,995

Maryland - 1.2%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/2040	$1,320,000	$1,358,848
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/2040	4,700,000	4,843,162
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	1,465,000	1,659,420
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,300,000	1,465,568
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,090,000	2,346,924
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	2,877,891
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038 (Prerefunded 9/01/2018)	2,600,000	2,726,880
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,270,582
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	2,930,000	3,039,025
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034	850,000	856,792
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039	745,000	753,486

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	$2,190,000	$2,220,134
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,155,000	3,183,332
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025	885,000	944,525
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	2,290,000	2,656,034
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,360,000	2,719,310
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,380,000	1,537,637
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	953,792
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,835,000	4,207,379
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	975,600
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,737,557
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,665,252
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,772,614

		$48,771,744
Massachusetts - 2.7%
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	$2,535,000	$2,934,770
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	9,250,000	9,263,598
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	685,000	759,918
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	685,000	778,441
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	510,000	589,575
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,250,000	1,466,413
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,450,000	1,664,847
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,444,849
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	947,658
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	10,401,088
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2034	3,235,000	3,680,718
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2035	1,745,000	1,978,184
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 4.68%, 11/15/2021	840,000	845,359
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2031	869,621	896,727
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	218,601	225,489
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2046	525,000	541,543
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	52,683	52,687
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	289,249	17,743
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033	1,350,000	1,511,447
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	2,080,000	2,338,586
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	65,000	68,208
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	170,000	193,894
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	430,000	506,192
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2024	1,400,000	1,652,070
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	952,888
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	551,314
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	645,000	738,519
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	325,000	371,927
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	1,877,747
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,120,000	1,239,571
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	985,000	1,094,877
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,081,651
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	3,585,000	3,588,047
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	11,780,000	11,787,893
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	685,000	731,320
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	975,000	1,030,439
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	665,000	698,057

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	$1,200,000	$1,252,392
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	250,000	268,763
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,170,000	1,218,298
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,220,000	1,273,802
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	20,650,000	20,233,903
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University), 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	3,900,000	4,226,781
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University), 6.25%, 7/01/2030	2,230,000	2,396,849
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/2029	60,000	60,259
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	1,015,000	1,075,981
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	340,000	369,434
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/2027	2,760,000	2,810,812

		$107,691,528
Michigan - 2.2%
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2019	$3,270,000	$3,455,638
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2020	3,275,000	3,557,043
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	9,635,000	10,682,228
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2039	3,190,000	3,480,131
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	375,000	400,151
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/2041	2,055,000	2,235,819
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	535,000	567,833
Great Lakes Water Authority, Michigan Sewage Disposal System Rev., “B”, AGM, 5%, 7/01/2034	5,180,000	5,935,296
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/2027	750,000	750,458
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/2036	3,050,000	3,050,641
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	662,788
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	838,888
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	1,105,000	1,242,153
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	7,000,000	7,774,550
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	980,630
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,305,007
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,355,000	1,505,920
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	2,375,000	2,583,454
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	885,000	985,474
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/2044	1,365,000	1,461,437
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/2033	2,280,000	2,541,812
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	4,405,000	4,809,731
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	6,185,000	6,633,536
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	1,635,000	1,678,851
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051	900,000	920,907
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,050,000	1,158,602
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	6,945,000	7,355,450
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	2,070,000	2,125,517
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	2,070,000	2,118,086
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,494,156
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	849,630
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	643,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	$1,240,000	$1,379,550
Western Michigan University Rev., “A”, 5%, 11/15/2040	1,250,000	1,422,013

		$90,586,955
Minnesota - 0.3%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$527,745
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,259,920
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	1,450,000	1,539,088
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	705,000	714,969
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029	250,000	253,080
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033	420,000	432,226
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	630,000	707,824
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042 (Prerefunded 9/01/2021)	1,260,000	1,504,679
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/2028	250,000	259,168
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/2036	1,250,000	1,287,525

		$10,486,224
Mississippi - 0.2%
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	$1,845,000	$2,078,706
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	4,810,000	5,500,235

		$7,578,941
Missouri - 1.0%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	$2,495,000	$511,475
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	1,070,000	1,114,105
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,590,000	1,652,344
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	465,000	525,799
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,753,653
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,430,525
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	1,735,000	1,974,534
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2035	3,190,000	3,450,687
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2036	495,000	545,901
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2044	795,000	851,214
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/2038	1,135,000	1,202,362
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	985,000	1,042,701
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/2023	1,340,000	1,327,953
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	724,524
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	502,671
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,391,206
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	1,195,000	1,202,051
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,063,132
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew’s Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,809,290
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	2,155,027
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	1,070,000	1,088,372
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	4,319,592
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/2035	3,785,000	3,881,101

		$38,520,219

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - 0.1%
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	$610,000	$620,462
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	1,640,000	1,728,511

		$2,348,973
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	$1,715,000	$1,770,343
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	2,205,000	2,248,152
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037	1,000,000	1,029,550
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047	1,015,000	1,035,077

		$6,083,122
New Hampshire - 0.5%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$4,935,000	$5,385,763
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	775,000	849,284
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	985,000	983,897
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2033	3,475,000	3,876,710
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2038	3,500,000	3,848,250
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,820,000	1,997,159
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,825,000	1,963,061
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/2041	2,625,000	2,881,515

		$21,785,639
New Jersey - 6.6%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$295,000	$339,583
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	390,000	440,848
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	490,000	548,467
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	2,425,000	2,425,024
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	365,000	416,498
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	430,000	487,543
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	445,000	496,335
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	690,000	765,941
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	2,570,000	2,844,373
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	1,305,000	1,438,319
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/2021	150,000	159,797
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	1,500,000	1,773,915
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	9,985,000	11,515,002
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 4/01/2018	630,000	638,291
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.125%, 1/01/2039	1,625,000	1,676,399
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.375%, 1/01/2024	650,000	680,570
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.875%, 1/01/2029	2,300,000	2,411,412
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	4,350,000	4,501,206
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	4,625,000	4,771,936
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	105,000	112,901
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	615,000	670,079
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	705,000	779,779

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	$985,000	$1,074,418
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,621,649
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	376,740
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	365,404
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	1,097,977
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,178,921
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	587,579
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2034	825,000	901,329
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2035	690,000	752,100
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2042	3,850,000	4,126,161
New Jersey Economic Development Authority Rev., School Facilities Construction, “N-1”, AMBAC, 5.5%, 9/01/2026	4,490,000	5,331,965
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	4,525,000	4,698,715
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	7,870,000	8,664,634
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	5,770,000	6,317,400
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	1,820,000	2,068,339
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	8,595,000	9,767,788
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	1,585,000	1,559,799
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2031	8,500,000	8,364,850
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	400,000	438,160
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,280,000	4,701,580
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	1,335,000	1,340,380
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 7/01/2038 (Prerefunded 7/01/2018)	8,000,000	8,293,600
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	10,225,000	11,400,466
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 2.75%, 12/01/2027	7,250,000	6,909,250
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	2,960,000	2,950,706
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/2030	1,860,000	1,897,814
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	17,035,000	17,332,772
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	31,335,000	30,320,686
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	74,745,000	71,650,557
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	4,395,000	4,993,775
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, “C”, AMBAC, 0%, 12/15/2035	4,750,000	2,213,025
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, “C”, AMBAC, 0%, 12/15/2036	12,405,000	5,499,633

		$268,692,390
New Mexico - 0.4%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$11,915,000	$12,970,907
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/2026	1,580,000	1,532,695

		$14,503,602
New York - 4.2%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,265,000	$2,506,358
Build NYC Resource Corp Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	1,315,000	1,280,692
Build NYC Resource Corp. Rev. (Federally Taxable, International Leadership Charter High School Project), “B”, 5%, 7/01/2021	200,000	197,340
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,770,178
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	3,859,734
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/2035	3,360,000	3,601,920
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/2033	580,000	573,927
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	7,565,000	1,900,858
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, “C”, 0% to 1/01/2024, 5.625% to 1/01/2055	8,890,000	6,857,568

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	$1,945,000	$2,225,897
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	1,285,000	1,463,885
Jefferson County, NY, Civic Facility Development Corp. Rev. (Samaritan Medical Center Project), “A”, 4%, 11/01/2042	990,000	977,645
Jefferson County, NY, Civic Facility Development Corp. Rev. (Samaritan Medical Center Project), “A”, 4%, 11/01/2047	595,000	580,095
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	866,295
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,322,105
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,073,091
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	800,000	878,624
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030	1,570,000	1,663,478
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	975,000	1,028,391
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/2040	1,000,000	1,074,960
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	1,500,000	1,633,560
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/2029 (Put Date 5/01/2020)	3,015,000	3,055,522
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	23,495,000	30,022,851
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	12,985,000	14,114,305
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	5,850,000	6,509,471
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/2044	3,970,000	4,781,428
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	4,760,000	5,117,666
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	8,340,000	8,969,587
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	5,220,000	5,569,949
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	10,911,318	11,327,039
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	12,055,000	12,063,077
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	505,000	537,204
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	510,000	543,568
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2042 (Prerefunded 7/01/2022)	3,110,000	3,609,155
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	3,000,000	3,057,480
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,435,000	2,711,762
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	2,780,000	3,081,964
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	825,000	927,119
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	410,000	458,975
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,329,067
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living-Woodland Pond at New Paltz), “B”, 7%, 9/15/2044	2,010,000	2,092,953
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living-Woodland Pond at New Paltz), Convertible Capital Appreciation, “A”, 0% to 9/15/2019, 7.5% to 9/15/2044	3,615,000	3,303,098
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/2037	5,620,000	5,619,326

		$171,139,167
North Carolina - 0.4%
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	$3,585,000	$3,859,826
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,586,115
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,265,000	1,310,034
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2030	355,000	403,912
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2031	120,000	135,739
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	1,040,000	1,160,692
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,410,512
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	803,709
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	1,083,842

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	$2,015,000	$2,199,755
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	805,000	878,810
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	505,000	555,616
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/2029	1,190,000	1,403,260
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	955,000	1,096,875

		$17,888,697
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	$670,000	$700,666
North Dakota Housing Finance Agency Rev., (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	1,460,000	1,562,200

		$2,262,866
Ohio - 7.2%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$3,440,000	$3,896,626
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/2045	5,990,000	6,690,770
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	24,530,000	22,959,344
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	17,075,000	16,207,419
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	26,600,000	25,228,238
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	4,485,000	4,206,885
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	21,225,000	20,163,962
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	79,705,000	79,387,774
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	11,535,000	11,444,220
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	1,820,000	2,041,130
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	2,210,000	2,498,184
Butler County, OH, Hospital Facilities Rev., Unrefunded Balance, (UC Health), 5.5%, 11/01/2040	3,615,000	3,964,101
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	988,089
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,626,370
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	965,234
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,025,000	1,077,326
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	1,105,000	1,206,804
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	5,240,000	5,330,233
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	875,000	960,251
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	13,520,000	14,859,021
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2042	3,915,000	4,184,626
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2034	1,380,000	1,484,908
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2044	2,055,000	2,179,923
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	8,265,000	9,585,664
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043 (Prerefunded 8/15/2018)	2,410,000	2,501,749
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	460,000	474,692
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	2,235,000	2,412,012
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	3,230,000	3,515,532
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	8,859,608
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	3,735,000	3,743,516
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/2031 (Prerefunded 2/15/2018)	1,370,000	1,387,796
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	690,000	758,607
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	3,725,000	4,090,087
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	1,520,000	1,589,966
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	1,715,000	1,770,635
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	2,100,000	2,253,678
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	410,000	441,677

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	$3,355,000	$3,834,362
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	9,273,233

		$291,044,252
Oklahoma - 1.0%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/2026 (n)	$2,710,000	$3,154,874
Oklahoma Development Finance Authority Rev. (Provident Oklahoma Education Resources, Inc. - Cross Village Student Housing Project), 5.25%, 8/01/2057	4,400,000	4,836,348
Oklahoma Development Finance Authority Rev. (Provident Oklahoma Education Resources, Inc. - Cross Village Student Housing Project), 5%, 8/01/2052	3,825,000	4,137,426
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,455,650
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/2045 (Prerefunded 5/01/2020)	3,500,000	4,004,455
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	660,000	718,126
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,795,000	5,218,638
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	2,005,000	2,186,934
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	5,260,000	5,702,945
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	6,615,000	7,172,049

		$38,587,445
Oregon - 0.3%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$655,000	$710,105
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,210,231
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	815,000	864,422
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/2030 (Prerefunded 9/01/2020)	2,295,000	2,554,037
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/2040 (Prerefunded 9/01/2020)	4,100,000	4,671,417
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,160,000	1,317,748
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2047	465,000	525,878

		$11,853,838
Pennsylvania - 6.1%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	$200,000	$224,490
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2047	600,000	663,912
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/2028 (Prerefunded 10/15/2018)	1,230,000	1,285,436
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/2038 (Prerefunded 10/15/2018)	2,025,000	2,118,191
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032	2,505,000	2,759,558
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	1,990,000	2,132,962
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	1,110,000	1,166,466
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	4,605,000	4,802,462
Berks County, PA, Industrial Development Authority Healthcare Facilities Rev. (The Highlands at Wyomissing), “A”, 5%, 5/15/2032	185,000	207,971
Berks County, PA, Industrial Development Authority Healthcare Facilities Rev. (The Highlands at Wyomissing), “A”, 5%, 5/15/2037	155,000	171,721
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	445,000	510,313
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	460,000	525,918
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	390,000	444,873
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	175,000	199,169
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 12/15/2047	505,000	521,584
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,792,107
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	850,738
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	815,000	836,761

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School Project), “A”, 4.75%, 12/15/2037	$885,000	$905,674
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School Project), “A”, 5%, 12/15/2051	610,000	624,079
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	1,735,000	1,874,407
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	330,000	349,318
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,740,000	1,886,560
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	1,035,000	1,091,739
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	4,300,000	4,498,144
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	965,000	996,584
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/2045	7,220,000	7,566,632
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,660,000	1,857,258
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	855,000	971,682
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	815,000	861,626
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	6,355,000	6,736,936
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance, (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	705,000	736,034
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance, (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	90,000	94,311
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	1,335,000	1,468,380
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 10/01/2025 (Prerefunded 10/01/2018)	510,000	532,272
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/2034 (Prerefunded 10/01/2018)	250,000	261,200
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	1,680,000	1,734,180
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	330,000	366,049
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	420,000	458,174
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	325,000	348,345
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	180,000	190,969
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	5,045,000	5,129,806
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	3,491,883
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	3,125,000	3,130,000
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2027	580,000	668,293
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	210,000	233,541
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	7,735,000	8,735,600
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	6,760,000	7,724,179
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,025,000	1,034,205
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	8,510,000	9,275,049
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	8,275,000	8,325,643
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	3,915,000	4,233,642
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/2040 (Prerefunded 8/15/2018)	1,075,000	1,112,163
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	1,355,000	1,507,952
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2026	590,000	701,174
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,010,000	2,317,852

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	$12,950,000	$14,658,753
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,415,000	3,592,102
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	2,525,000	2,589,413
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	740,000	827,313
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041	1,545,000	1,833,328
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	8,435,000	9,385,203
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 10/01/2044	3,040,000	3,179,810
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	1,065,000	1,114,256
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2042	1,950,000	2,032,056
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	1,035,000	1,044,553
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	2,000,000	2,038,440
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	470,000	529,685
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	2,620,000	2,671,326
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,946,538
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 5.625%, 8/01/2036	885,000	902,983
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 5.75%, 8/01/2046	4,790,000	4,888,482
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,310,000	3,377,292
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,780,000	2,966,760
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	5,820,000	6,210,929
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	1,145,000	1,275,026
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,235,206
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	941,307
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	1,670,000	1,859,395
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	895,000	1,023,254
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	3,135,000	3,527,690
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ‘A”, 5%, 7/01/2037	2,290,000	2,437,911
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ‘A”, 5%, 7/01/2042	2,600,000	2,742,532
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ‘A”, 5%, 7/01/2049	3,655,000	3,828,832
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	4,860,000	5,569,803
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2047	5,715,000	6,518,872
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,060,000	1,139,606
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	980,000	1,073,629
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	245,000	267,829
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	3,340,000	3,379,379
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	3,000,000	3,305,550
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	19,350,000	21,767,009
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/2035	680,000	680,435
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	395,000	427,331
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	390,000	413,127

		$245,449,112
Puerto Rico - 6.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$810,000	$814,811
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/2044	10,000,000	6,387,500
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	3,355,000	3,375,533

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	$3,810,000	$3,352,457
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	1,305,000	1,319,368
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	1,085,000	1,218,216
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	1,080,000	1,188,194
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	2,800,000	3,073,840
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	2,960,000	3,221,871
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	8,365,000	8,392,521
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	630,000	605,720
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	11,750,000	11,014,920
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	27,505,000	26,268,100
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	1,130,000	1,133,718
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2030	5,390,000	5,258,215
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	3,090,000	2,990,286
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	3,175,000	3,024,823
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	6,615,000	7,240,845
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	8,025,000	8,734,410
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2041	6,025,000	6,578,517
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	165,000	160,697
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	875,000	812,289
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	1,545,000	1,360,836
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	1,045,000	1,073,811
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	2,320,000	2,406,977
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	875,000	911,698
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	750,000	803,258
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5.125%, 7/01/2030	7,405,000	7,451,577
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	12,830,000	13,069,151
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	1,345,000	1,418,410
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	465,000	469,325
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	3,540,000	3,600,746
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2020	840,000	841,655
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	11,405,000	10,819,353
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	555,122
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,345,516
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	65,000	66,624
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	2,165,000	2,232,505
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	380,000	340,856
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	240,000	238,042
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	1,150,000	1,151,978
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	260,000	253,830
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	650,000	651,118
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	185,000	185,914
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	3,825,000	3,833,300
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	815,000	816,671
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	280,000	280,076
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	1,230,000	1,219,963
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	65,000	62,400
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	155,000	156,083
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	885,000	902,638
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	490,000	496,096
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,705,000	1,705,631
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2026	965,000	942,815
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	160,000	176,702
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	475,000	470,820
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	2,815,000	2,703,188
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	4,615,000	4,417,570

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	$485,000	$461,327
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	3,646,650
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	4,780,000	4,431,538
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	320,000	320,995
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	165,000	162,474
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	80,000	80,210
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	570,000	574,366
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	570,000	571,471
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	645,000	648,283
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	200,000	195,330
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,645,000	2,558,694
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	980,000	953,952
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	1,330,000	1,237,006
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	1,015,000	903,350
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	1,625,000	1,477,889
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	358,171
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	260,000	171,184
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	715,000	724,030
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	5,375,000	5,578,283
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	11,460,000	11,845,973
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	5,775,000	5,890,038
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	17,780,000	18,017,719
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2028	1,075,000	1,080,923
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	326,739
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2023	1,400,000	1,487,346
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,470,000	1,495,225
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	490,000	498,350
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	690,000	692,270
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	6,225,000	6,606,219
Puerto Rico Public Buildings Authority, Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	735,000	737,264
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	1,940,000	1,983,281
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	5,570,000	2,367,250
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	5,990,000	1,441,254
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	4,815,000	1,097,724
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	4,660,000	955,020
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	2,995,000	580,940
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	12,770,000	2,764,067
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	2,145,000	394,680
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	43,880,000	7,657,938

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2047	$14,305,000	$2,444,581
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	12,535,000	1,438,266
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	595,000	594,601

		$274,051,977
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	$1,990,000	$2,060,347
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/2034	3,620,000	3,620,905

		$5,681,252
South Carolina - 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$4,130,000	$4,450,529
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,590,000	1,649,164
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	1,260,000	1,300,055
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039	940,000	982,648
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	826,107
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	5,735,000	5,775,776
South Carolina Ports Authority, 5.25%, 7/01/2050	1,485,000	1,658,300
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	1,750,000	1,914,885

		$18,557,464
South Dakota - 0.0%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2034	$1,520,000	$1,695,651

Tennessee - 0.7%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2037	$750,000	$787,058
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	1,575,000	1,637,102
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	2,270,000	2,438,321
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	5,000,000	5,373,350
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	3,000,000	2,618,910
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/2038	1,700,000	1,829,557
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2030	680,000	784,169
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2031	800,000	916,232
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2036	500,000	560,545
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,366,480
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	519,605
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	1,047,480
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	2,105,000	2,423,697
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	3,625,000	4,302,295

		$28,604,801
Texas - 7.9%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$820,000	$814,662
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,581,192
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.375%, 8/15/2036	555,000	548,312
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.625%, 8/15/2046	1,040,000	1,046,396
Austin, TX, (Travis, Williamson and Hays Counties) Airport System Rev., “B”, 5%, 11/15/2041	930,000	1,051,877
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	1,048,838
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,531,303
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	716,524

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	$400,000	$465,408
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	672,551
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2034	260,000	293,600
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/2036 (a)(d)	4,650,000	46,500
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/2033	4,685,000	4,794,348
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/2033	8,455,000	8,849,172
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/2033	1,625,000	1,662,700
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	1,315,000	1,462,412
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	978,687
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041	695,000	806,367
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	2,145,353
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	415,000	425,919
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	4,940,000	5,647,754
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,670,000	1,915,523
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	4,430,000	4,799,949
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	4,370,000	4,928,399
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	9,175,000	10,193,792
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/2040	3,800,000	4,248,362
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	1,860,000	1,977,087
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,345,000	2,447,336
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	746,831	3,734
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043 (Prerefunded 1/01/2023)	2,265,000	2,863,685
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032 (Prerefunded 11/15/2018)	4,535,000	4,746,785
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,400,000	2,557,272
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	1,425,000	1,619,071
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	209,313
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	507,006
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	4,580,000	2,254,322
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	15,237,924
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	262,627
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	508,679
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,335,000	1,498,404
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	8,478,106
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	3,075,000	3,256,948
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	9,305,000	10,180,973
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	9,905,000	10,854,790
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	6,515,000	7,174,123
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	7,970,000	8,543,521
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	145,000	145,290
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,670,000	1,815,440
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,385,000	4,863,316
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/2037 (Prerefunded 2/15/2019)	4,340,000	4,623,402
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	2,680,000	2,914,312
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2024	300,000	331,953
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	905,000	967,581
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2030	750,000	796,013
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2036	500,000	518,230
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2042	1,750,000	1,814,033
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,394,510

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	$1,420,000	$1,482,182
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Carillon Lifecare Community Project), 5%, 7/01/2036	1,445,000	1,481,674
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Carillon Lifecare Community Project), 5%, 7/01/2046	1,820,000	1,837,727
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5%, 11/15/2026	295,000	300,452
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.375%, 11/15/2036	420,000	421,928
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.5%, 11/15/2046	835,000	838,515
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.5%, 11/15/2052	960,000	959,942
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-1”, 3.25%, 11/15/2022	1,140,000	1,121,760
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-2”, 3%, 11/15/2021	650,000	641,713
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,528,947
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2031	550,000	617,848
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 4%, 11/01/2036	810,000	815,484
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.5%, 7/01/2042	445,000	453,366
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 5%, 7/01/2047	445,000	473,013
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.75%, 7/01/2052	665,000	683,121
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.25%, 7/01/2037	445,000	449,552
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	230,000	263,911
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	1,170,000	1,192,289
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	2,330,000	2,581,803
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	2,330,000	2,569,011
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	525,000	541,280
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	790,000	811,298
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	2,105,000	2,278,578
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	1,845,000	1,941,235
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2031	610,000	651,572
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2036	400,000	417,424
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	310,000	340,551
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	310,000	333,207
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	770,000	817,940
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,295,000	1,397,978

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/2044	$5,000,000	$5,257,100
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	1,530,000	1,571,769
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	1,025,000	1,052,706
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032	540,000	546,183
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037	595,000	598,136
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042	715,000	712,948
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048	1,435,000	1,441,328
North Texas Tollway Authority Rev., 6%, 1/01/2043	1,280,000	1,467,149
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	6,020,000	6,667,391
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/2034	1,075,000	1,243,087
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/2044	1,970,000	2,284,176
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/2049	1,680,000	1,967,129
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	4,923,200
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,955,000	3,387,523
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2036	3,840,000	4,020,941
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	330,000	343,992
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	520,000	569,478
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	8,515,000	9,367,777
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,629,030
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,345,000	3,561,087
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	4,210,000	4,437,635
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	2,810,000	2,810,309
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/2041	2,750,000	2,879,058
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/2035	845,000	815,391
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/2045	3,750,000	3,875,250
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2040	5,250,000	5,890,080
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2046	7,180,000	7,972,816
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	1,740,000	1,741,653
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2030	2,000,000	2,136,260
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2035	2,350,000	2,465,620
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2030	2,055,000	2,195,007
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8%, 11/15/2028	1,000,000	1,063,180
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	12,255,000	13,041,036

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	$660,000	$707,322
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,618,018
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,279,601
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,113,004
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	3,165,000	3,683,459
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	3,560,000	4,156,193
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	600,000	683,094

		$318,463,103
Utah - 0.5%
Utah Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/2035	$3,615,000	$3,825,501
Utah Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 7/15/2035 (Prerefunded 7/15/2018)	3,895,000	4,164,885
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046	1,285,000	1,322,522
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036	715,000	741,848
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), “A”, 3.5%, 2/15/2026	595,000	574,169
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	745,000	751,645
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	1,765,000	1,852,544
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/2037	2,405,000	2,405,024
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/2038 (Prerefunded 2/15/2018)	6,070,000	6,155,284

		$21,793,422
Vermont - 0.3%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$3,785,000	$4,160,548
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	4,645,000	4,843,574
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/2036 (Put Date 4/02/2018)	3,275,000	3,287,412

		$12,291,534
Virginia - 0.8%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$4,775,000	$5,222,847
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	981,912	71,189
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/2046	995,000	1,016,562
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	2,390,000	2,503,286
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	1,780,000	1,829,715
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	2,810,000	3,111,625
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	2,590,000	2,832,010
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	4,975,000	5,624,486
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	9,705,000	10,735,380
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	769,496	77
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/2019 (a)(d)	6,569,571	657

		$32,947,834
Washington - 1.2%
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	$4,000,000	$4,405,280
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,550,000	1,688,570
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,665,000	4,007,678
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/2036 (Prerefunded 8/01/2018)	5,670,000	5,887,898

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	$1,215,000	$1,365,927
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2036	810,000	907,767
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	875,000	978,303
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	2,435,000	2,649,231
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	2,460,000	2,619,851
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	4,675,000	4,905,992
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	2,970,000	3,105,313
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036	1,000,000	1,034,040
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041	2,000,000	2,047,900
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046	2,385,000	2,430,196
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051	3,635,000	3,690,943
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/2022	2,100,000	2,100,903
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	3,065,000	3,066,226

		$46,892,018
West Virginia - 0.3%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2028	$1,285,000	$1,486,244
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	515,000	592,574
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	1,005,000	1,149,660
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 4.5%, 6/01/2027	740,000	739,970
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	1,760,000	1,806,042
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	1,000,000	1,058,530
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2027	2,100,000	2,375,121
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,123,740
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	3,450,000	3,512,480

		$13,844,361
Wisconsin - 3.8%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	$2,530,000	$2,675,829
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	2,377,760
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	1,265,000	1,274,614
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,265,000	1,269,744
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/2028	2,850,000	2,892,237
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), 5%, 7/01/2039	1,550,000	1,643,822
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), 5%, 7/01/2036	625,000	665,344
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2035 (Prerefunded 6/01/2020)	710,000	797,231
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2039 (Prerefunded 6/01/2020)	1,435,000	1,611,304
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	2,035,000	2,253,010
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/2031 (Prerefunded 5/01/2021)	1,855,000	2,116,425
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/2041 (Prerefunded 5/01/2021)	1,405,000	1,626,920
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	5,064,070
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,296,106
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	485,000	538,976
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,960,000	2,191,672
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2037	290,000	308,108
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2045	435,000	459,177
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	805,000	845,322
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	708,617

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (North Carolina Charter), “A”, 5%, 6/15/2036	$5,065,000	$4,968,461
Wisconsin Public Finance Authority Education Rev. (North Carolina Charter), “A”, 5%, 6/15/2046	4,130,000	3,913,423
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	1,025,000	1,068,419
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	1,005,000	1,044,557
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	2,815,000	2,923,040
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	460,000	476,942
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	520,000	568,526
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	920,000	966,607
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	1,215,000	1,250,308
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	645,057
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	545,000	587,265
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dreams at Meadowlands Project), “A”, 6.25%, 8/01/2027	12,340,000	13,068,060
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dreams at Meadowlands Project), 6.5%, 12/01/2037	8,145,000	9,247,914
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dreams at Meadowlands Project), 7%, 12/01/2050	14,980,000	17,277,483
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	3,055,000	3,460,032
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	3,084,546
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	2,105,000	2,261,759
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	3,830,000	4,096,645
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	6,500,000	6,926,400
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	1,995,000	2,158,171
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	1,905,000	2,032,864
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	1,730,000	1,857,034
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	1,685,000	1,818,166
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	3,465,000	3,779,795
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,655,708
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,165,000	1,256,884
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	3,815,000	4,168,460
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,610,000	18,791,455
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	3,049,836

		$156,020,105
Total Municipal Bonds		$3,959,471,616

Investment Companies (h) - 2.1%
Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 1.13% (v)	82,965,492	$82,965,492

Other Assets, Less Liabilities - 0.2%		9,594,646
Net Assets - 100.0%		$4,052,031,754

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $82,965,492 and $3,959,471,616, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,003,550 representing 0.4% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,959,471,616	$—	$3,959,471,616
Mutual Funds	82,965,492	—	—	82,965,492
Total	$82,965,492	$3,959,471,616	$—	$4,042,437,108

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		17,575,369	538,365,676	(472,975,553)	82,965,492

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$4,014	$—	$—	$301,589	$82,965,492

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2017

*	Print name and title of each signing officer under his or her signature.